                                                                      iShares(R)









PROSPECTUS for

                               iSHARES S&P SERIES
                             iSHARES RUSSELL SERIES




                      YOUR iSHARES investments AT A GLANCE
iShares(R)

iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described herein seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) or Frank Russell Company (each, an "Index Provider"). This prospectus relates to the following Funds:

      iShares S&P 100 Index Fund
      iShares S&P 500 Index Fund
      iShares S&P 500/BARRA Growth Index Fund
      iShares S&P 500/BARRA Value Index Fund
      iShares S&P MidCap 400 Index Fund
      iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600 Index Fund iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Global 100 Index Fund iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Technology Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Europe 350 Index Fund iShares S&P Latin America 40 Index Fund iShares S&P/TOPIX 150 Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 3000 Value Index Fund iShares Russell 2000 Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 2000 Value Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Growth Index Fund iShares Russell 1000 Value Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

Barclays Global Fund Advisors is the advisor to each Fund.

iShares Trust (the "Trust") is a registered investment company. The shares of the Trust, called "iShares(R)," are listed and traded on national and foreign exchanges (each, a "Listing Exchange"). Market prices for a Fund's iShares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in large blocks of 50,000 iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated August 1, 2003
                       (as revised on November 24, 2003)

     Table of Contents

Details on Investing    Overview...............................................  1
 in iShares             Introduction...........................................  1
                        Investment Objective...................................  1

                        Principal Investment Strategies........................  1
                        Replication............................................  2
                        Representative Sampling................................  2
                        Correlation............................................  2
                        Industry Concentration Policy..........................  2

Details on the Risks of Principal Risk Factors Common to All Funds.............  2
 Investing in iShares   Market Risk............................................  2
                        Trading Risk...........................................  2
                        Asset Class Risk.......................................  3
                        Tracking Error Risk....................................  3
                        Market Trading Risks...................................  3
                        Passive Investments....................................  3
                        Lack of Governmental Insurance or Guarantee............  3
                        Concentration..........................................  4
                        Derivatives............................................  4

Details on Each         Description of iShares S&P Index Funds.................  5
 iShares Fund           iShares S&P 100 Index Fund.............................  6
                        iShares S&P 500 Index Fund.............................  9
                        iShares S&P 500/BARRA Growth Index Fund................ 12
                        iShares S&P 500/BARRA Value Index Fund................. 15
                        iShares S&P MidCap 400 Index Fund...................... 18
                        iShares S&P MidCap 400/BARRA Growth Index Fund......... 21
                        iShares S&P MidCap 400/BARRA Value Index Fund.......... 24
                        iShares S&P SmallCap 600 Index Fund.................... 27
                        iShares S&P SmallCap 600/BARRA Growth Index Fund....... 30
                        iShares S&P SmallCap 600/BARRA Value Index Fund........ 33
                        iShares S&P Global 100 Index Fund...................... 36
                        iShares S&P Global Energy Sector Index Fund............ 39
                        iShares S&P Global Financials Sector Index Fund........ 42
                        iShares S&P Global Healthcare Sector Index Fund........ 45
                        iShares S&P Global Technology Sector Index Fund........ 48
                        iShares S&P Global Telecommunications Sector Index Fund 51
                        iShares S&P Europe 350 Index Fund...................... 54
                        iShares S&P Latin America 40 Index Fund................ 57
                        iShares S&P/TOPIX 150 Index Fund....................... 60

                        Description of iShares Russell
                          Index Funds.......................................... 63
                        iShares Russell 3000 Index Fund........................ 64
                        iShares Russell 3000 Growth Index Fund................. 67
                        iShares Russell 3000 Value Index Fund.................. 70
                        iShares Russell 2000 Index Fund........................ 73
                        iShares Russell 2000 Growth Index Fund................. 76
                        iShares Russell 2000 Value Index Fund.................. 79
                        iShares Russell 1000 Index Fund........................ 82


                                                                         page i

                      iShares Russell 1000 Growth Index Fund.....  85
                      iShares Russell 1000 Value Index Fund......  88
                      iShares Russell Midcap Index Fund..........  91
                      iShares Russell Midcap Growth Index Fund...  94
                      iShares Russell Midcap Value Index Fund....  97

Details on Management Management................................. 100
 and Operations       Investment Advisor......................... 100
                      Administrator, Custodian and Transfer Agent 101

Details on Buying and Shareholder Information.................... 101
 Selling iShares      Buying and Selling iShares................. 101
                      Book Entry................................. 101
                      iShare Prices.............................. 102
                      Determination of Net Asset Value........... 102
                      Dividends and Distributions................ 102
                      Taxes...................................... 102
                      Taxes on Distributions..................... 102
                      Taxes When iShares Are Sold................ 103
                      Creations and Redemptions.................. 103
                      Transaction Fees........................... 104
                      Legal Proceedings.......................... 105

                      Distribution............................... 105

                      Financial Highlights....................... 105

                      Index Providers............................ 122

                      Disclaimers................................ 122

                      Supplemental Information................... 125
                      Premium/Discount Information (Unaudited)... 125
                      Total Return Information (Unaudited)....... 135

                                                                       i Shares

  page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by one of the following Index Providers:

      Standard & Poor's ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

      Frank Russell Company ("Frank Russell") is an investment services firm that offers a variety of investment management products and services.

Barclays Global Fund Advisors ("BGFA"), the advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with either Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular security, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depository Receipts ("ADRs") based on securities in the Underlying Index. A Fund may invest up to 10% of its assets in securities not included in its Underlying Index. For example, a Fund may invest in securities not included in the relevant Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the relevant Underlying Index (such as reconstitutions, additions and deletions). A Fund may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

iShares Overview

BGFA uses two basic indexing strategies--Replication and Representative Sampling--as described below. The Description of iShares Funds sections indicate the strategy of each Fund.

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

No Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Trading Risk

While the creation/redemption feature of iShares is designed to make it likely that iShares will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.


                                                                       i Shares

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index of a Fund. A Fund's returns may therefore deviate from those of its Underlying Index.

Market Trading Risks

Absence of Prior Active Market

      Although the iShares described in this Prospectus are listed for trading on the American Stock Exchange LLC ("AMEX"), New York Stock Exchange, Inc. ("NYSE"), and/or Chicago Board Options Exchange ("CBOE"), and are listed and traded on other U.S. and foreign exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

      Trading in iShares may be halted because of market conditions or for reasons that, in the view of the Listing Exchange, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other Than NAV

      iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of a Fund's iShares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund's iShares should not be sustained.

Additional principal risks associated with investing in iShares of a particular Fund are discussed in the Description of iShares Funds sections.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in its Underlying Index regardless of their investment merit. BGFA does not attempt to individually select securities or to take defensive positions in declining markets.

Lack of Governmental Insurance or Guarantee

An investment in the Funds is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

iShares Overview

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

                                                                       i Shares

Description of iShares S&P Index Funds

iShares S&P Index Funds

..  iShares S&P 100 Index Fund

..  iShares S&P 500 Index Fund

..  iShares S&P 500/BARRA Growth Index Fund

..  iShares S&P 500/BARRA Value Index Fund

..  iShares S&P MidCap 400 Index Fund

..  iShares S&P MidCap 400/BARRA Growth Index Fund

..  iShares S&P MidCap 400/BARRA Value Index Fund

..  iShares S&P SmallCap 600 Index Fund

..  iShares S&P SmallCap 600/BARRA Growth Index Fund

..  iShares S&P SmallCap 600/BARRA Value Index Fund

..  iShares S&P Global 100 Index Fund

..  iShares S&P Global Energy Sector Index Fund

..  iShares S&P Global Financials Sector Index Fund

..  iShares S&P Global Healthcare Sector Index Fund

..  iShares S&P Global Technology Sector Index Fund

..  iShares S&P Global Telecommunications Sector Index Fund

..  iShares S&P Europe 350 Index Fund

..  iShares S&P Latin America 40 Index Fund

..  iShares S&P/TOPIX 150 Index Fund

"Standard & Poor's(R)," "S&P(R)," "S&P500(R)," "Standard & Poor's 500," "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "S&P 500/BARRA Growth Index," "Standard & Poor's 500/BARRA Growth Index," "S&P 500/BARRA Value Index," "Standard & Poor's 500/BARRA Value Index," "S&P MidCap 400/BARRA Growth Index," "S&P MidCap 400/BARRA Value Index," "S&P SmallCap 600/BARRA Growth Index," "S&P SmallCap 600/BARRA Value Index," "S&P 100 Index," "S&P Global 100 Index," "S&P Global Energy Sector Index(R)," "S&P Global Financials Sector Index(R)," "S&P Global Healthcare Sector Index(R)," "S&P Global Information Technology Sector Index(R)," "S&P Global Telecommunications Sector Index(R)," "S&P Europe 350 Index," "S&P Latin America 40 Index" and "S&P/TOPIX 150 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on S&P Indices are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in iShares.

Description of iShares S&P Index Funds
iShares S&P 100 Index Fund

Cusip: 464287101
CBOE Trading Symbol: OEF
Underlying Index: Standard & Poor's 100 Index

Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 100 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the Standard & Poor's 500 Index and consists of blue chip stocks from diverse industries in the Standard & Poor's 500 Index. As of the close of business on June 30, 2003, the Index represented approximately 57% of the market capitalization of listed U.S. equities. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]

2001     -13.99%
2002     -22.72%
--------
1 The Fund's total return for the six months ended June 30, 2003 was 11.20%. The best calendar quarter return during the period shown above was 9.94% in the 4th quarter of 2001; the worst was -16.56% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -22.72%    -19.43%
     Return After Taxes on Distributions/2/                                  -23.13%    -19.80%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -13.92%    -15.26%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -22.59%    -19.31%

--------
1  Inception date: 10/23/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the CBOE.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,461,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,461,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $6,040 if the Creation Unit is redeemed after one year, $16,858 if the Creation Unit is redeemed after three years, $28,739 if the Creation Unit is redeemed after five years, and $63,806 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P 500 Index Fund

Cusip: 464287200
AMEX Trading Symbol: IVV
Underlying Index: Standard & Poor's 500 Index

Investment Objective

The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on June 30, 2003, the Index included approximately 79% of the market capitalization of all publicly traded U.S. equity securities. The stocks in the Index are selected according to the total market value of their outstanding shares. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares S&P 500 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]

2001     -11.96%
2002     -22.15%
--------
1 The Fund's total return for the six months ended June 30, 2003 was 11.69%. The best calendar quarter return during the period shown above was 10.64% in the 4th quarter of 2001; the worst was -17.26% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -22.15%    -16.23%
     Return After Taxes on Distributions/2/                                  -22.60%    -16.64%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -13.57%    -12.73%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -22.10%    -16.19%

--------
1  Inception date: 5/15/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.09%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.09%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $10     $30     $53     $121

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $4,886,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,886,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,504 if the Creation Unit is redeemed after one year, $18,186 if the Creation Unit is redeemed after three years, $28,843 if the Creation Unit is redeemed after five years, and $60,413 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P 500 Index Fund
iShares S&P 500/BARRA Growth
Index Fund

Cusip: 464287309
AMEX Trading Symbol: IVW
Underlying Index: Standard & Poor's 500/BARRA Growth Index

Investment Objective

The iShares S&P 500/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor's 500 Index and consists of those companies with the highest price-to-book ratios in the Standard & Poor's 500 Index, representing approximately 50% of the market capitalization of the Standard & Poor's 500 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -12.88%
2002    -23.71%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 11.14%. The best calendar quarter return during the period shown above was 12.97% in the 4th quarter of 2001; the worst was -17.43% in the 1st quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -23.71%    -20.03%
     Return After Taxes on Distributions/2/                                  -24.00%    -20.27%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -14.54%    -15.48%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -23.59%    -19.92%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.


iShares S&P 500/BARRA Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.18%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.18%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $18     $58    $101     $230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,480,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,480,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $5,572 if the Creation Unit is redeemed after one year, $15,386 if the Creation Unit is redeemed after three years, $26,170 if the Creation Unit is redeemed after five years, and $58,020 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P 500/BARRA Value
Index Fund

Cusip: 464287408
AMEX Trading Symbol: IVE
Underlying Index: Standard & Poor's 500/BARRA Value Index

Investment Objective

The iShares S&P 500/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's 500/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor's 500 Index and consists of those stocks with the lowest price-to-book ratios in the Standard & Poor's 500 Index, representing approximately 50% of the market capitalization of the Standard & Poor's 500 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares S&P 500/BARRA Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -11.85%
2002    -20.98%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.18%. The best calendar quarter return during the period shown above was 9.81% in the 4th quarter of 2002; the worst was -20.44% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -20.98%    -10.73%
     Return After Taxes on Distributions/2/                                  -21.51%    -11.28%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -12.85%     -8.63%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -20.85%    -10.60%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.18%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.18%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $18     $58    $101     $230

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,387,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit $2,387,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $7,397 if the Creation Unit is redeemed after one year, $16,838 if the Creation Unit is redeemed after three years, $27,211 if the Creation Unit is redeemed after five years, and $57,847 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400 Index Fund

Cusip: 464287507
AMEX Trading Symbol: IJH
Underlying Index: Standard & Poor's MidCap 400 Index

Investment Objective

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization sector of the U.S. equity market. As of the close of business on June 30, 2003, the Index included approximately 7% of the market capitalization of all U.S. equity securities. The stocks in the Index have a market capitalization between $1 billion and $5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001     -0.68%
2002    -14.72%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.32%. The best calendar quarter return during the period shown above was 18.00% in the 4th quarter of 2001; the worst was -16.59% in the 3rd quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -14.72%    -1.93%
     Return After Taxes on Distributions/2/                                  -14.97%    -2.27%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -9.02%    -1.69%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -14.51%    -1.77%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P MidCap 400 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $4,805,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,805,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,839 if the Creation Unit is redeemed after one year, $33,955 if the Creation Unit is redeemed after three years, $57,418 if the Creation Unit is redeemed after five years, and $125,600 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P MidCap 400/BARRA
Growth Index Fund

Cusip: 464287606
AMEX Trading Symbol: IJK
Underlying Index: Standard & Poor's MidCap 400/BARRA Growth Index

Investment Objective

The iShares S&P MidCap 400/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor's 400 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor's 400 Index, representing approximately 50% of the market capitalization of the Standard & Poor's 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.


iShares S&P MidCap 400/BARRA Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                 Annual Total Returns as of December 31, 2002

                                    [CHART]
2001     -8.23%
2002    -19.41%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.40%. The best calendar quarter return during the period shown above was 21.81% in the 4th quarter of 2001; the worst was -20.21% in the 3rd quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -19.41%    -14.73%
     Return After Taxes on Distributions/2/                                  -19.48%    -14.83%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -11.91%    -11.54%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -19.17%    -14.46%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $5,122,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,122,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,108 if the Creation Unit is redeemed after one year, $42,221 if the Creation Unit is redeemed after three years, $73,068 if the Creation Unit is redeemed after five years, and $163,958 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA
Value Index Fund

Cusip: 464287705
AMEX Trading Symbol: IJJ
Underlying Index: Standard & Poor's MidCap 400/BARRA Value Index

Investment Objective

The iShares S&P MidCap 400/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's MidCap 400/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor's 400 Index and consists of those companies with the lowest price-to-book ratios within the Standard & Poor's 400 Index, representing approximately 50% of the market capitalization of the Standard & Poor's MidCap 400 Index. The Index consists of stocks from a broad range of industries. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]

                            2001     7.05%
                            2002

--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.13%. The best calendar quarter return during the period shown above was 14.55% in the 4th quarter of 2001; the worst was -18.51% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -10.36%     5.54%
     Return After Taxes on Distributions/2/                                  -10.80%     4.98%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -6.34%     4.20%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -10.10%     5.77%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P MidCap 400/BARRA Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $4,446,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,446,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,877 if the Creation Unit is redeemed after one year, $38,278 if the Creation Unit is redeemed after three years, $65,052 if the Creation Unit is redeemed after five years, and $143,941 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P SmallCap 600 Index Fund

Cusip: 464287804
AMEX Trading Symbol: IJR
Underlying Index: Standard & Poor's SmallCap 600 Index

Investment Objective

The iShares S&P Small Cap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of publicly traded securities in the small capitalization sector of the U.S. equity market. As of the close of business on June 30, 2003, the Index included approximately 3% of the market capitalization of the U.S. equity market. The Fund uses a Representative sampling strategy to try to track the Index. The stocks in the Index:

..  Have been traded for at least six months;

.. Have a price greater than $1 on any three or more business days during a 12-month period;

.. Have an annualized turnover exceeding 20% of shares outstanding with not more than 50% of the shares owned by a single shareholder; and

..  Have a bid-asked spread of 5% or less.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small capitalization companies may be less financially secure than larger, more established companies.

.. Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel loss.

.. Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares S&P SmallCap 600 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001      6.35%
2002    -14.74%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.81%. The best calendar quarter return during the period shown above was 20.62% in the 4th quarter of 2001; the worst was -18.63% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -14.74%     0.77%
     Return After Taxes on Distributions/2/                                  -14.93%     0.39%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -9.04%     0.44%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -14.63%     0.92%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $5,482,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $5,482,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,222 if the Creation Unit is redeemed after one year, $40,308 if the Creation Unit is redeemed after three years, $66,761 if the Creation Unit is redeemed after five years, and $144,839 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600/BARRA
Growth Index Fund

Cusip: 464287887
AMEX Trading Symbol: IJT
Underlying Index: Standard & Poor's SmallCap 600/BARRA Growth Index

Investment Objective/Approach

The iShares S&P SmallCap 600/BARRA Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600/BARRA Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Standard & Poor's 600 Index and consists of those companies with the highest price-to-book ratios within the Standard & Poor's 600 Index, representing approximately 50% of the market capitalization of the Standard & Poor's SmallCap 600 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small capitalization companies may be less financially secure than larger, more established companies.

.. Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001     -1.38%
2002    -15.55%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.60%. The best calendar quarter return during the period shown above was 20.28% in the 4th quarter of 2001; the worst was -17.28% in the 3/rd/ quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -15.55%    -9.30%
     Return After Taxes on Distributions/2/                                  -15.62%    -9.46%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -9.54%    -7.40%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -15.36%    -9.06%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P SmallCap 600/BARRA Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $3,650,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,650,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,841 if the Creation Unit is redeemed after one year, $30,875 if the Creation Unit is redeemed after three years, $52,858 if the Creation Unit is redeemed after five years, and $117,629 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P SmallCap 600/BARRA
Value Index Fund

Cusip: 464287879
AMEX Trading Symbol: IJS
Underlying Index: Standard & Poor's SmallCap 600/BARRA Value Index

Investment Objective

The iShares S&P SmallCap 600/BARRA Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's SmallCap 600/BARRA Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Standard & Poor's 600 Index and consists of those companies with the lowest price-to-book ratios in the Standard & Poor's SmallCap 600 Index, representing approximately 50% of the market capitalization of the Standard & Poor's SmallCap 600 Index. The Fund uses a Representative sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small capitalization companies may be less financially secure than larger, more established companies.

.. Small capitalization companies may depend on a small number of essential personnel and are thus more vulnerable to personnel losses.

.. Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Value stocks can continue to be inexpensive for long periods and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares S&P SmallCap 600/BARRA Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001      12.61%
2002     -14.64%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.83%. The best calendar quarter return during the period shown above was 20.82% in the 4th quarter of 2001; the worst was -22.54% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -14.64%     3.52%
     Return After Taxes on Distributions/2/                                  -14.93%     3.12%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -8.97%     2.64%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -14.47%     3.78%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,750 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $4,074,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $1,750 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,074,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,924 if the Creation Unit is redeemed after one year, $36,280 if the Creation Unit is redeemed after three years, $60,811 if the Creation Unit is redeemed after five years, and $133,088 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Global 100 Index Fund

Cusip: 464287572
NYSE Trading Symbol: IOO
Underlying Index: Standard & Poor's Global 100 Index

Investment Objective

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global 100 Index (the "Index").

Principal Investment Strategy

The Index is designed to measure the performance of large trans-national companies that are of major importance in the global markets. It is a subset of the Standard & Poor's Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The market capitalization of constituent companies is adjusted to reflect only those shares that are available to foreign investors. The Fund uses a Representative Sampling strategy to try to track the Index.

As of the close of business on June 30, 2003, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Korea, Netherlands, Spain, Sweden, Switzerland and the United States.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

                                                                       i Shares

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -14.90%
2002    -23.96%





--------
1 The Fund's total return for the six months ended June 30, 2003 was 10.26%. The best calendar quarter return during the period shown above was 9.89% in the 4th quarter of 2001; the worst was -18.56% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -23.96%    -20.47%
     Return After Taxes on Distributions/2/                                  -24.32%    -20.81%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -14.71%    -16.08%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -23.57%    -19.68%

--------
1  Inception date: 12/5/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P Global 100 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the NYSE.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                                None
      (fees paid directly from your investment, but see the Creation Transaction Fees and
      Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                           0.40%
      Distribution and Service (12b-1) Fees                                                     None
      Other Expenses***                                                                         None
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            0.40%
-----------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $41    $128    $224     $505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,429,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,429,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $13,931 if the Creation Unit is redeemed after one year, $35,185 if the Creation Unit is redeemed after three years, $58,440 if the Creation Unit is redeemed after five years, and $126,607 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

                                                                       i Shares
iShares S&P Global Energy Sector
Index Fund

CUSIP: 464287341
AMEX Trading Symbol: IXC
Underlying Index: Standard & Poor's Global Energy Sector Index

Investment Objective

The iShares S&P Global Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Energy Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor's deems to be part of the energy sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include oil equipment and services, oil exploration and production, and oil refineries. As of the close of business on June 30, 2003, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Great Britain, Hong Kong, Italy, Japan, Netherlands, Norway, Spain, and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

iShares S&P Global Energy Sector Index Fund

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2002    -5.59%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 8.13%. The best calendar quarter return during the period shown above was 10.16% in the 1st quarter of 2002; the worst was -17.74% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                      -5.59%    -4.97%
     Return After Taxes on Distributions/2/                                   -6.27%    -5.63%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -3.41%    -4.28%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)  -6.39%    -5.68%

--------
1  Inception date: 11/12/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.65%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.65%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $66    $208    $362     $810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,480,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,480,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $17,667 if the Creation Unit is redeemed after one year, $52,780 if the Creation Unit is redeemed after three years, $91,015 if the Creation Unit is redeemed after five years and $202,139 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials
Sector Index Fund

Cusip: 464287333
AMEX Trading Symbol: IXG
Underlying Index: Standard & Poor's Global Financials Sector Index

Investment Objective

The iShares S&P Global Financials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Financials Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor's deems to be part of the financial sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. As of the close of business on June 30, 2003, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Chile, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

                                                                       i Shares

  .  The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2002    -16.73%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 13.32%. The best calendar quarter return during the period shown above was 8.55% in the 4th quarter of 2002; the worst was -21.18% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -16.73%    -12.83%
     Return After Taxes on Distributions/2/                                  -17.14%    -13.23%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -10.27%    -10.43%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -16.14%    -12.22%

--------
1  Inception date: 11/12/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Financials Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.65%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.65%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $66    $208    $362     $810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,438,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $4,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,438,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $24,564 if the Creation Unit is redeemed after one year, $59,031 if the Creation Unit is redeemed after three years, $96,563 if the Creation Unit is redeemed after five years and $205,643 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

                                                                       i Shares
iShares S&P Global Healthcare Sector
Index Fund

CUSIP: 464287325
AMEX Trading Symbol: IXJ
Underlying Index: Standard & Poor's Global Healthcare Sector Index

Investment Objective

The iShares S&P Global Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Healthcare Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor's deems to be a part of the healthcare sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of the close of business on June 30, 2003, the Index was comprised of stocks of companies in the following countries:
Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Ireland, Japan, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific To The Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

iShares S&P Global Healthcare Sector Index Fund

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2002    -17.89%

--------
1 The Fund's total return for the six months ended June 30, 2003 was 9.71%. The best calendar quarter return during the period shown above was 4.07% in the 4th quarter of 2002; the worst was -12.50% in the 2nd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -17.89%    -16.21%
     Return After Taxes on Distributions/2/                                  -18.08%    -16.40%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -10.98%    -13.03%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -17.75%    -16.08%

--------
1  Inception date: 11/13/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.65%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.65%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $66    $208    $362     $810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,209,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,209,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,066 if the Creation Unit is redeemed after one year, $47,340 if the Creation Unit is redeemed after three years, $81,394 if the Creation Unit is redeemed after five years and $180,368 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P Global Healthcare Sector Index Fund iShares S&P Global
Technology Sector Index Fund

CUSIP: 464287291
AMEX Trading Symbol: IXN
Underlying Index: Standard & Poor's Global Information Technology Sector Index

Investment Objective

The iShares S&P Global Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Information Technology Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor's deems to be part of the information technology sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of the close of business on June 30, 2003, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Japan, Korea, Netherlands, Spain, Sweden, Taiwan and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

                                                                       i Shares

  .  The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2002    -37.92%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 17.47%. The best calendar quarter return during the period shown above was 19.72% in the 4th quarter of 2002; the worst was -26.21% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                      -37.92%   -32.12%
     Return After Taxes on Distributions/2/                                   -37.92%   -32.12%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -23.28%   -25.55%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)  -37.13%   -31.45%

--------
1  Inception date: 11/12/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P Global Technology Sector Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.65%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.65%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $66    $208    $362     $810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,011,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,011,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,147 if the Creation Unit is redeemed after one year, and $44,606 if the Creation Unit is redeemed after three years, $75,596 if the Creation Unit is redeemed after five years and $165,665 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P Global Telecommunications
Sector Index Fund

CUSIP: 464287275
AMEX Trading Symbol: IXP
Underlying Index: Standard & Poor's Global Telecommunications Sector Index

Investment Objective

The iShares S&P Global Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Global Telecommunications Sector Index (the "Index").

Principal Investment Strategy

The Index measures the performance of companies that Standard & Poor's deems to be part of the telecommunications sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include diversified communication carriers and wireless communications companies. As of the close of business on June 30, 2003, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Italy, Japan, Mexico, Netherlands, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United States. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Since the Fund attempts to track an index representing a single sector of the economy, the Fund is particularly susceptible to economic and other events affecting that sector, and the Fund may be more volatile than funds based on broader market segments.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers only. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

iShares S&P Global Telecommunications Sector Index Fund

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2002    -28.16%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 10.58%. The best calendar quarter return during the period shown above was 28.20% in the 4th quarter of 2002; the worst was -19.85% in the 2nd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -28.16%    -23.94%
     Return After Taxes on Distributions/2/                                  -28.62%    -24.38%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -17.27%    -19.28%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -27.95%    -23.75%

--------
1  Inception date: 11/12/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees discussion below)
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.65%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.65%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $66    $208    $362     $810

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,017,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,017,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $15,193 if the Creation Unit is redeemed after one year, $43,752 if the Creation Unit is redeemed after three years, $74,850 if the Creation Unit is redeemed after five years and $165,232 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P Global Telecommunications Sector Index Fund iShares S&P Europe 350 Index Fund

Cusip: 464287861
AMEX Trading Symbol: IEV
Underlying Index: Standard & Poor's Europe 350 Index

Investment Objective

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Europe 350 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component European countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

                                                                       i Shares

  .  Higher rates of inflation; and

  .  Greater social, economic and political uncertainty.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -20.06%
2002    -18.12%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 10.58%. The best calendar quarter return during the period shown above was 10.93% in the 4th quarter of 2002; the worst was -22.88% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -18.12%    -17.73%
     Return After Taxes on Distributions/2/                                  -18.77%    -18.22%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -11.08%    -13.95%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -17.91%    -17.25%

--------
1  Inception date: 7/25/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P Europe 350 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees                                                                             None
      (fees paid directly from your investment, but see the Creation Transaction Fees
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.60%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.60%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $61    $192    $335     $750

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,617,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $12,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,617,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $29,977 if the Creation Unit is redeemed after one year, $74,071 if the Creation Unit is redeemed after three years, $111,231 if the Creation Unit is redeemed after five years, and $219,417 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares S&P Latin America 40 Index Fund

Cusip: 464287390
AMEX Trading Symbol: ILF
Underlying Index: Standard & Poor's Latin America 40 Index

Investment Objective

The iShares S&P Latin America 40 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's Latin America 40 Index (the "Index").

Principal Investment Strategy

The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the Index. The Fund uses a Representative Sampling strategy to try to track the Index. The Fund expects to invest in American Depository Receipts ("ADRs") instead of directly holding stocks of companies from Argentina, Brazil and Chile. ADRs are receipts, typically issued by a bank or trust company, that evidence ownership of underlying stocks issued by non-U.S. companies.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political, or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities market of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

iShares S&P Latin America 40 Index Fund

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  . Greater social, economic and political uncertainty and the risk of naturalization or expropriation of assets and risk of war.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]

                               2002   -21.96%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 21.15%. The best calendar quarter return during the period shown above was 18.69% in the 4th quarter of 2002; the worst was -23.59% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -21.96%    -8.30%
     Return After Taxes on Distributions/2/                                  -22.68%    -9.18%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -13.47%    -7.02%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -23.32%    -9.00%

--------
1  Inception date: 10/25/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.50%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.50%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $51    $160    $280     $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $450 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,202,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $450 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,202,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $12,155 if the Creation Unit is redeemed after one year, $36,209 if the Creation Unit is redeemed after three years, $62,475 if the Creation Unit is redeemed after five years and $139,209 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares S&P Latin America 40 Index Fund
iShares S&P/TOPIX 150 Index Fund

Cusip: 464287382
AMEX Trading Symbol: ITF
Underlying Index: Standard & Poor's/TOPIX 150 Index

Investment Objective

The iShares S&P/TOPIX 150 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Standard & Poor's/Tokyo Stock Price Index ("TOPIX") 150 Index (the "Index").

Principal Investment Strategy

The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political, or regulatory occurrence.

.. Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

.. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

.. An investment in the Fund involves risks similar to those of investing in a portfolio of equity securities traded on exchanges in the securities markets of the component countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. The principal risk factors, which could decrease the value of your investment, are listed and described below:

  .  Less liquid and less efficient securities markets;

  .  Greater price volatility;

  .  Exchange rate fluctuations and exchange controls;

  .  Less publicly available information about issuers;

  .  The imposition of withholding or other taxes;

  . The imposition of restrictions on the expatriation of funds or other assets of the Fund;

  . Higher transaction and custody costs and delays in attendant settlement procedures;

  .  Difficulties in enforcing contractual obligations;

  .  Lesser levels of regulation of the securities markets;

  .  Different accounting, disclosure and reporting requirements;

                                                                       i Shares

  .  More substantial government involvement in the economy;

  .  Higher rates of inflation; and

  .  Greater social, economic and political uncertainty.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2002    -10.32%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 2.01%. The best calendar quarter return during the period shown above was 4.52% in the 1st quarter of 2002; the worst was -12.86% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -10.32%    -15.69%
     Return After Taxes on Distributions/2/                                  -10.60%    -15.91%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -6.23%    -12.57%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -10.51%    -16.09%

--------
1  Inception date: 10/23/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares S&P/TOPIX 150 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.50%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.50%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $51    $160    $280     $628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $9,550,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $9,550,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $54,812 if the Creation Unit is redeemed after one year, $159,123 if the Creation Unit is redeemed after three years, $273,034 if the Creation Unit is redeemed after five years and $605,807 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

                                                                       i Shares

Description of iShares Russell Index Funds

iShares Russell Index Funds

..  iShares Russell 3000 Index Fund

..  iShares Russell 3000 Growth Index Fund

..  iShares Russell 3000 Value Index Fund

..  iShares Russell 2000 Index Fund

..  iShares Russell 2000 Growth Index Fund

..  iShares Russell 2000 Value Index Fund

..  iShares Russell 1000 Index Fund

..  iShares Russell 1000 Growth Index Fund

..  iShares Russell 1000 Value Index Fund

..  iShares Russell Midcap Index Fund

..  iShares Russell Midcap Growth Index Fund

..  iShares Russell Midcap Value Index Fund


Frank Russell Company, Russell 1000(R) Index, Russell 2000(R) Index, Russell 3000(R) Index, Russell 1000(R) Value Index, Russell 1000(R) Growth Index, Russell 2000(R) Value Index, Russell 2000(R) Growth Index, Russell 3000(R) Value Index, Russell 3000(R) Growth Index, Russell Midcap(R) Index, Russell Midcap(R) Growth Index and Russell Midcap(R) Value Index are trademarks of Frank Russell Company and have been licensed for use for certain purposes by BGI. The Funds that are based on the Russell Indices are not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation regarding the advisability of investing in iShares.

Description of iShares Russell Index Funds iShares Russell 3000 Index Fund

Cusip: 464287689
AMEX Trading Symbol: IWV
Underlying Index: Russell 3000 Index

Investment Objective

The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the broad U.S. equity market. As of the close of business on June 30, 2003, the Index included approximately 98% of the investable U.S. equity market. The Index is a capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -11.78%
2002    -21.63%

--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.59%. The best calendar quarter return during the period shown above was 11.44% in the 4th quarter of 2001; the worst was -17.22% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -21.63%    -14.60%
     Return After Taxes on Distributions/2/                                  -22.11%    -14.99%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -13.26%    -11.52%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -21.54%    -14.42%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares Russell 3000 Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $11,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,733,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $11,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,733,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $28,574 if the Creation Unit is redeemed after one year, $40,536 if the Creation Unit is redeemed after three years, $53,675 if the Creation Unit is redeemed after five years, and $92,454 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares Russell 3000 Growth Index Fund

Cusip: 464287671
AMEX Trading Symbol: IWZ
Underlying Index: Russell 3000 Growth Index

Investment Objective

The iShares Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the growth sector of the broad U.S. equity broad market. It is a subset of the Russell 3000 Index, representing, as of the close of business on June 30, 2003, approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares Russell 3000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -19.96%
2002    -28.15%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 13.33%. The best calendar quarter return during the period shown above was 15.47% in the 4th quarter of 2001; the worst was -20.49% in the 1st quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -28.15%    -29.26%
     Return After Taxes on Distributions/2/                                  -28.35%    -29.39%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -17.27%    -22.14%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -28.03%    -29.12%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $1,645,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,645,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $18,192 if the Creation Unit is redeemed after one year, $27,184 if the Creation Unit is redeemed after three years, $37,049 if the Creation Unit is redeemed after five years, and $66,119 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 3000 Growth Index Fund
iShares Russell 3000 Value Index Fund

Cusip: 464287663
AMEX Trading Symbol: IWW
Underlying Index: Russell 3000 Value Index

Investment Objective

The iShares Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing, as of the close of business on June 30, 2003, approximately 50% of the total market capitalization of the Russell 3000 Index. The Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -4.62%
2002   -15.35%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 11.73%. The best calendar quarter return during the period shown above was 8.78% in the 4th quarter of 2002; the worst was -18.93% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -15.35%    -4.89%
     Return After Taxes on Distributions/2/                                  -15.97%    -5.57%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -9.40%    -4.17%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -15.18%    -4.67%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares Russell 3000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $3,273,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,273,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $24,356 if the Creation Unit is redeemed after one year, $42,279 if the Creation Unit is redeemed after three years, $61,944 if the Creation Unit is redeemed after five years, and $119,887 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares Russell 2000 Index Fund

Cusip: 464287655
AMEX Trading Symbol: IWM
Underlying Index: Russell 2000 Index

Investment Objective

The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Index").

Principal Investment Strategy

The Index measures the performances of the small capitalization sector of the U.S. equity market. As of the close of business on June 30, 2003, the Index included approximately 7% of the total market capitalization of the Russell 3000 Index. The Index is a capitalization-weighted index of the approximately 2000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Small capitalization companies may be less financially secure than larger, more established companies.

.. Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares Russell 2000 Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    1.96%
2002  -20.52%

--------
1 The Fund's total return for the six months ended June 30, 2003 was 17.77%. The best calendar quarter return during the period shown above was 20.78% in the 4th quarter of 2001; the worst was -21.35% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -20.52%    -6.69%
     Return After Taxes on Distributions/2/                                  -20.88%    -7.13%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -12.58%    -5.48%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -20.48%    -6.37%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $4,471,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $7,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,471,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $24,141 if the Creation Unit is redeemed after one year, $43,761 if the Creation Unit is redeemed after three years, $65,310 if the Creation Unit is redeemed after five years, and $128,910 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares Russell 2000 Index Fund
iShares Russell 2000 Growth Index Fund

Cusip: 464287648
AMEX Trading Symbol: IWO
Underlying Index: Russell 2000 Growth Index

Investment Objective

The iShares Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on June 30, 2003, approximately 49% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. Small capitalization companies may be less financially secure than larger, more established companies.

.. Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -9.82%
2002   -30.29%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 19.21%. The best calendar quarter return during the period shown above was 25.68% in the 4th quarter of 2001; the worst was -28.14% in the 3rd quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -30.29%    -24.90%
     Return After Taxes on Distributions/2/                                  -30.40%    -24.99%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -18.60%    -19.05%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -30.26%    -24.68%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares Russell 2000 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,389,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,389,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $16,102 if the Creation Unit is redeemed after one year, $29,188 if the Creation Unit is redeemed after three years, $43,547 if the Creation Unit is redeemed after five years, and $85,855 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares Russell 2000 Value Index Fund

Cusip: 464287630
AMEX Trading Symbol: IWN
Underlying Index: Russell 2000 Value Index

Investment Objective

The iShares Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on June 30, 2003, approximately 51% of the total market capitalization of the Russell 2000 Index. The Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. Small capitalization companies may be less financially secure than larger, more established companies.

.. Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.

.. Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares Russell 2000 Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    13.42%
2002   -11.52%

--------
1 The Fund's total return for the six months ended June 30, 2003 was 16.34%. The best calendar quarter return during the period shown above was 16.33% in the 4th quarter of 2001; the worst was -21.21% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -11.52%     5.28%
     Return After Taxes on Distributions/2/                                  -12.11%     4.52%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -7.04%     3.89%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -11.43%     5.63%

--------
1  Inception date: 7/24/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.


                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $6,475,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,475,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $26,559 if the Creation Unit is redeemed after one year, $62,075 if the Creation Unit is redeemed after three years, $101,044 if the Creation Unit is redeemed after five years, and $215,865 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


iShares Russell 2000 Value Index Fund
iShares Russell 1000 Index Fund

Cusip: 464287622
AMEX Trading Symbol: IWB
Underlying Index: Russell 1000 Index

Investment Objective

The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. The Index includes approximately 80% of the market capitalization of all publicly traded U.S. equity securities. The Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index, which, as of the close of business on June 30, 2003, represents approximately 93% of the total market capitalization of the Russell 3000 Index. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -12.59%
2002    -21.72%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.22%. The best calendar quarter return during the period shown above was 10.99% in the 4th quarter of 2001; the worst was -16.89% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -21.72%    -16.20%
     Return After Taxes on Distributions/2/                                  -22.15%    -16.59%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -13.32%    -12.70%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -21.65%    -16.10%

--------
1  Inception date: 5/15/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares Russell 1000 Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.15%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.15%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $15     $48     $85     $192

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,603,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,603,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,993 if the Creation Unit is redeemed after one year, $20,569 if the Creation Unit is redeemed after three years, $29,998 if the Creation Unit is redeemed after five years, and $57,874 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

                                                                       i Shares
iShares Russell 1000 Growth Index Fund

Cusip: 464287614
AMEX Trading Symbol: IWF
Underlying Index: Russell 1000 Growth Index

Investment Objective

The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on June 30, 2003, approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares Russell 1000 Growth Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -20.63%
2002    -27.99%


--------
1 The Fund's total return for the six months ended June 30, 2002 was -20.84%. The best calendar quarter return during the period shown above was 14.93% in the 4th quarter of 2001; the worst was -20.90% in the 1st quarter of 2001.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -27.99%    -25.32%
     Return After Taxes on Distributions/2/                                  -28.19%    -25.48%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -17.17%    -19.24%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -27.88%    -25.17%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,050,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,050,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $8,194 if the Creation Unit is redeemed after one year, $17,197 if the Creation Unit is redeemed after three years, $27,084 if the Creation Unit is redeemed after five years, and $56,266 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell 1000 Growth Index Fund
iShares Russell 1000 Value Index Fund

Cusip: 464287598
AMEX Trading Symbol: IWD
Underlying Index: Russell 1000 Value Index

Investment Objective

The iShares Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on June 30, 2003, approximately 50% of the total market capitalization of the Russell 1000 Index. The Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Replication strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
2001    -05.73%
2002    -15.68%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 11.43%. The best calendar quarter return during the period shown above was 9.11% in the 4th quarter of 2002; the worst was -18.76% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -15.68%    -5.82%
     Return After Taxes on Distributions/2/                                  -16.32%    -6.42%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -9.60%    -4.86%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -15.52%    -5.67%

--------
1  Inception date: 5/22/2000.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares Russell 1000 Value Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,533,500. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,533,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,182 if the Creation Unit is redeemed after one year, $22,306 if the Creation Unit is redeemed after three years, $34,522 if the Creation Unit is redeemed after five years, and $70,579 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares Russell Midcap Index Fund

Cusip: 464287499
AMEX Trading Symbol: IWR
Underlying Index: Russell Midcap Index

Investment Objective

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the "Index").

Principal Investment Strategy

The Index is a capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000 Index, representing, as of the close of business on June 30, 2003, 25% of the total market capitalization of the Russell 1000 Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares Russell Midcap Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]

                                  2002    -16.17%

--------
1 The Fund's total return for the six months ended June 30, 2003 was 15.35%. The best calendar quarter return during the period shown above was 7.89% in the 4th quarter of 2002; the worst was -17.56% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -16.17%    -12.05%
     Return After Taxes on Distributions/2/                                  -16.50%    -12.43%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -9.92%     -9.75%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -16.19%    -12.01%

--------
1  Inception date: 7/17/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.20%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.20%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $20     $64    $113     $255

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,150 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $2,784,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $3,150 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,784,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,996 if the Creation Unit is redeemed after one year, $24,222 if the Creation Unit is redeemed after three years, $37,650 if the Creation Unit is redeemed after five years, and $77,281 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National.


iShares Russell Midcap Index Fund
iShares Russell Midcap Growth Index Fund

Cusip: 464287481
AMEX Trading Symbol: IWP
Underlying Index: Russell Midcap Growth Index

Investment Objective

The iShares Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on June 30, 2003, approximately 40% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

                                                                       i Shares

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/


                                    [CHART]

                                  2002    -27.55%

--------
1 The Fund's total return for the six months ended June 30, 2003 was 18.63%. The best calendar quarter return during the period shown above was 9.09% in the 4th quarter of 2002; the worst was -18.29% in the 2nd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                     -27.55%    -20.88%
     Return After Taxes on Distributions/2/                                  -27.58%    -20.91%
     Return After Taxes on Distributions and Sale of Fund Shares/2/          -16.91%    -16.53%
Index (Index returns do not reflect deductions for fees, expenses, or taxes) -27.41%    -20.70%

--------
1  Inception date: 7/17/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

iShares Russell Midcap Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $3,071,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $1,600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,071,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $11,056 if the Creation Unit is redeemed after one year, $27,904 if the Creation Unit is redeemed after three years, $46,392 if the Creation Unit is redeemed after five years, and $100,863 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.


                                                                       i Shares
iShares Russell Midcap Value Index Fund

Cusip: 464287473
AMEX Trading Symbol: IWS
Underlying Index: Russell Midcap Value Index

Investment Objective

The iShares Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on June 30, 2003, approximately 60% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to the Fund

.. Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.

.. Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.

.. Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

.. Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

.. The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

iShares Russell Midcap Value Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions will be reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily show how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading "Total Return Information" in the "Supplemental Information" section at the back of this Prospectus.

                Annual Total Returns as of December 31, 2002/1/

                                    [CHART]
  2002    -9.68%


--------
1 The Fund's total return for the six months ended June 30, 2003 was 12.95%. The best calendar quarter return during the period shown above was 7.83% in the 1st quarter of 2002; the worst was -17.84% in the 3rd quarter of 2002.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

                                                                                      Since Fund
                                                                             One Year Inception/1/
                                                                             -------- -----------
Fund:
     Return Before Taxes                                                      -9.68%    -7.16%
     Return After Taxes on Distributions/2/                                  -10.30%    -7.82%
     Return After Taxes on Distributions and Sale of Fund Shares/2/           -5.93%    -6.00%
Index (Index returns do not reflect deductions for fees, expenses, or taxes)  -9.64%    -7.08%

--------
1  Inception date: 7/17/2001.

2 After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

                                                                       i Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares are traded on the AMEX.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
      (fees paid directly from your investment, but see the Creation Transaction Fees
      and Redemption Transaction Fees discussion below)                                      None
Annual Fund Operating Expenses
      (expenses that are deducted from the Fund's assets)**
      Management Fees                                                                       0.25%
      Distribution and Service (12b-1) Fees                                                  None
      Other Expenses***                                                                      None
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                        0.25%
-------------------------------------------------------------------------------------------------

       * You will incur customary brokerage commissions when buying or selling shares of the Fund.

      ** Expressed as a percentage of average net assets.

     *** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                         $26     $80    $141     $318

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of June 30, 2003 was $3,854,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $2,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,854,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $14,459 if the Creation Unit is redeemed after one year, $35,605 if the Creation Unit is redeemed after three years, $58,807 if the Creation Unit is redeemed after five years, and $127,171 if the Creation Unit is redeemed after ten years.
--------
* See the "Transaction Fees" section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

iShares Russell Midcap Value Index Fund

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

For the fiscal year ended March 31, 2003, BGFA received fees from each Fund based on the percentage of each Fund's average daily net assets, as shown in the following table.

     iShares Index Fund                                      Management Fee
     ------------------                                      --------------
     iShares S&P 100 Index Fund                                   0.20%
     iShares S&P 500 Index Fund                                   0.09%
     iShares S&P 500/BARRA Growth Index Fund                      0.18%
     iShares S&P 500/BARRA Value Index Fund                       0.18%
     iShares S&P MidCap 400 Index Fund                            0.20%
     iShares S&P MidCap 400/BARRA Growth Index Fund               0.25%
     iShares S&P MidCap 400/BARRA Value Index Fund                0.25%
     iShares S&P SmallCap 600 Index Fund                          0.20%
     iShares S&P SmallCap 600/BARRA Growth Index Fund             0.25%
     iShares S&P SmallCap 600/BARRA Value Index Fund              0.25%
     iShares S&P Global 100 Index Fund                            0.40%
     iShares S&P Global Energy Sector Index Fund                  0.65%
     iShares S&P Global Financials Sector Index Fund              0.65%
     iShares S&P Global Healthcare Sector Index Fund              0.65%
     iShares S&P Global Technology Index Fund                     0.65%
     iShares S&P Global Telecommunications Sector Index Fund      0.65%
     iShares S&P Europe 350 Index Fund                            0.60%
     iShares S&P Latin America 40 Index Fund                      0.50%
     iShares S&P/TOPIX 150 Index Fund                             0.50%
     iShares Russell 3000 Index Fund                              0.20%
     iShares Russell 3000 Growth Index Fund                       0.25%
     iShares Russell 3000 Value Index Fund                        0.25%
     iShares Russell 2000 Index Fund                              0.20%
     iShares Russell 2000 Growth Index Fund                       0.25%
     iShares Russell 2000 Value Index Fund                        0.25%
     iShares Russell 1000 Index Fund                              0.15%
     iShares Russell 1000 Growth Index Fund                       0.20%
     iShares Russell 1000 Value Index Fund                        0.20%
     iShares Russell Midcap Index Fund                            0.20%
     iShares Russell Midcap Growth Index Fund                     0.25%
     iShares Russell Midcap Value Index Fund                      0.25%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of May 31, 2003, BGI and its

                                                                       i Shares
affiliates, including BGFA, provided investment advisory services for assets in excess of $856 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on exchanges or elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. iShares may trade on a Listing Exchange until 4:00 (Eastern time) every day the Listing Exchange is open. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares of the Funds trade under the ticker symbols listed in this Prospectus.

Each Listing Exchange is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on a Listing Exchange may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In addition, in the case of a Fund that invests in securities that primarily trade on a foreign exchange, since such foreign exchange may be open on days when the Fund or a Listing Exchange is closed, shareholders may not be able to purchase or redeem iShares from the Fund or buy or sell iShares on the Listing Exchange on days when the NAV of the Fund is significantly affected by events in foreign markets.

The approximate value of iShares of each Fund will be disseminated every fifteen seconds by the Listing Exchange (except the iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, and the iShares S&P/TOPIX 150 Index Fund). The approximate values of iShares of the iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund and the iShares S&P/TOPIX 150 Index Fund will be provided by Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV of any Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the AMEX is open. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..  A Fund makes distributions, and

..  You sell iShares.

Taxes on Distributions

Distributions from net investment income, if any, are declared and paid at least annually by each Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Distributions paid out of a Fund's net short-term capital gains, if any, are taxable as ordinary income. Distributions paid out of a Fund's net investment income are taxable as ordinary income and may qualify for the lower tax rates applicable to qualified dividend income. To the extent distributions result from securities lending, they may be taxable as ordinary income. Distributions of net long-term capital gains ("capital gain dividends"), if any, in excess of net short-term capital losses, are taxable as long-term

                                                                       i Shares
capital gains, regardless of how long you have held the iShares. The Fund will inform you as to the character of distributions for tax purposes.

Dividends and interest received by each Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

Taxes When iShares Are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less. However, any loss on the sale of iShares you have held for 6 months or less will be treated as long-term capital loss to the extent of any capital gain dividends you have received with respect to such iShares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade on a Listing Exchange are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 iShares or more. Each "creator" enters into an authorized participant agreement with SEI Investment Distribution Co. ("SEI"), the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units, generally 50,000 iShares.

Similarly, iShares can only be redeemed in a specified number of Creation Units, generally 50,000 iShares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions (i) for domestic Funds made through DTC and (ii) for all Funds made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of iShares in Creation Units are responsible for the costs of transferring the securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2002, the approximate value of one Creation Unit per Fund, including the creation transaction fee.

                                                        Approximate
                                                        Value of a   Standard     Maximum
                                                         Creation    Creation/   Creation/
                                                        Unit as of  Redemption  Redemption
                                                         June 30,   Transaction Transaction
Name of Fund                                               2003         Fee         Fee
------------                                            ----------- ----------- -----------
iShares S&P 100 Index Fund                              $2,461,500    $   500     $ 2,000
iShares S&P 500 Index Fund                              $4,886,500    $ 2,000     $ 8,000
iShares S&P 500/BARRA Growth Index Fund                 $2,480,500    $   500     $ 2,000
iShares S&P 500/BARRA Value Index Fund                  $2,387,000    $ 1,500     $ 6,000
iShares S&P MidCap 400 Index Fund                       $4,805,500    $ 1,500     $ 6,000
iShares S&P MidCap 400/BARRA Growth Index Fund          $5,122,000    $   500     $ 2,000
iShares S&P MidCap 400/BARRA Value Index Fund           $4,446,500    $ 1,250     $ 5,000
iShares S&P SmallCap 600 Index Fund                     $5,482,000    $ 2,500     $10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund        $3,650,500    $   750     $ 3,000
iShares S&P SmallCap 600/BARRA Value Index Fund         $4,074,500    $ 1,750     $ 7,000
iShares S&P Global 100 Index Fund                       $2,429,000    $ 2,000     $ 8,000
iShares S&P Global Energy Sector Index Fund             $2,480,000    $   600     $ 2,400
iShares S&P Global Financials Sector Index Fund         $2,438,000    $ 4,200     $16,800
iShares S&P Global Healthcare Sector Index Fund         $2,209,000    $   700     $ 2,800
iShares S&P Global Technology Sector Index Fund         $2,011,000    $ 1,400     $ 5,600
iShares S&P Global Telecommunications Sector Index Fund $2,017,500    $   900     $ 3,600
iShares S&P Europe 350 Index Fund                       $2,617,500    $12,000     $48,000
iShares S&P Latin America 40 Index Fund                 $2,202,000    $   450     $ 1,800
iShares S&P/TOPIX 150 Index Fund                        $9,550,500    $ 3,000     $12,000
iShares Russell 3000 Index Fund                         $2,733,000    $11,500     $46,000
iShares Russell 3000 Growth Index Fund                  $1,645,000    $ 7,000     $28,000

                                                                       i Shares

                                           Approximate
                                           Value of a   Standard     Maximum
                                            Creation    Creation/   Creation/
                                           Unit as of  Redemption  Redemption
                                            June 30,   Transaction Transaction
  Name of Fund                                2003         Fee         Fee
  ------------                             ----------- ----------- -----------
  iShares Russell 3000 Value Index Fund    $3,273,000    $8,000      $32,000
  iShares Russell 2000 Index Fund          $4,471,000    $7,500      $30,000
  iShares Russell 2000 Growth Index Fund   $2,389,000    $5,000      $20,000
  iShares Russell 2000 Value Index Fund    $6,475,000    $5,000      $20,000
  iShares Russell 1000 Index Fund          $2,603,000    $4,000      $16,000
  iShares Russell 1000 Growth Index Fund   $2,050,000    $2,000      $ 8,000
  iShares Russell 1000 Value Index Fund    $2,533,500    $3,000      $12,000
  iShares Russell Midcap Index Fund        $2,784,500    $3,150      $12,600
  iShares Russell Midcap Growth Index Fund $3,071,000    $1,600      $ 6,400
  iShares Russell Midcap Value Index Fund  $3,854,500    $2,300      $ 9,200

Legal Proceedings

The Trust has reached a settlement in an action in the U.S. District Court for the Northern District of Illinois. In the action, a company named Mopex, Inc. and a company named Realtimemutualfunds.com alleged that the actions of the Trust and others infringed a patent held by Mopex, and that the parties engaged in a "conspiracy" amongst themselves to infringe the patent. The patent itself was found to be invalid in a related action to which the Trust was not a party. In the settlement, the plaintiffs' claims and allegations are dismissed with prejudice, and neither the Trust nor any other defendant will pay any compensation to the plaintiffs.

Distribution

SEI Investments Distribution Co. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

The financial highlights tables are intended to help investors understand the Funds' financial performance for the period of each Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP whose report is included along with the Funds' financial statements in the Annual Report (available upon request).

iShares Trust
Financial Highlights

(For a share outstanding throughout each period)

                                            iShares S&P 500                      iShares S&P 500/BARRA
                                              Index Fund                           Growth Index Fund
                               ------------------------------------      ---------------------------------
                                                           Period from                            Period from
                                                             May 15,                                May 22,
                                                             2000/1/                                2000/1/
                                Year ended   Year ended        to        Year ended  Year ended       to
                                 Mar. 31,     Mar. 31,      Mar. 31,      Mar. 31,    Mar. 31,     Mar. 31,
                                   2003         2002          2001          2003        2002         2001
---------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period          $   115.00   $   116.24   $   145.24       $  58.82    $  56.61    $  82.15
                               ----------   ----------   -----------     ----------  ----------  -----------
Income from investment
  operations:
   Net investment income             1.53         1.39         1.06           0.51        0.43        0.25
   Net realized and
     unrealized gain
     (loss)                        (29.97)       (1.25)      (28.98)        (14.44)       2.19      (25.44)
                               ----------   ----------   -----------     ----------  ----------  -----------
Total from investment
  operations                       (28.44)        0.14       (27.92)        (13.93)       2.62      (25.19)
                               ----------   ----------   -----------     ----------  ----------  -----------
Less distributions from:
   Net investment income            (1.52)       (1.38)       (1.01)         (0.51)      (0.41)      (0.24)
   Net realized gain                    -            -        (0.07)             -           -       (0.11)
                               ----------   ----------   -----------     ----------  ----------  -----------
Total distributions                 (1.52)       (1.38)       (1.08)         (0.51)      (0.41)      (0.35)
                               ----------   ----------   -----------     ----------  ----------  -----------
Net asset value, end of
  period                       $    85.04   $   115.00   $   116.24       $  44.38    $  58.82    $  56.61
                               ==========   ==========   ===========     ==========  ==========  ===========
Total return                       (24.80)%       0.13 %     (19.32)%/2/    (23.72)%      4.64 %    (30.75)%/2/
                               ==========   ==========   ===========     ==========  ==========  ===========
Ratios/Supplemental
  data:
   Net assets, end of
     period (000s)             $4,681,323   $4,208,946   $2,876,839       $705,581    $464,656    $141,520
   Ratio of expenses to
     average net assets/3/           0.09 %       0.09 %       0.09 %         0.18 %      0.18 %      0.18 %
   Ratio of net investment
     income to average
     net assets/3/                   1.67 %       1.27 %       1.06 %         1.19 %      0.82 %      0.45 %
   Portfolio turnover rate/4/           5 %          3 %          5 %           17 %        28 %        31 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                       iShares S&P 500/BARRA                 iShares S&P MidCap 400
                                         Value Index Fund                          Index Fund
                               --------------------------------      ----------------------------------
                                                       Period from                             Period from
                                                         May 22,                                 May 22,
                                                         2000/1/                                 2000/1/
                               Year ended Year ended       to         Year ended  Year ended       to
                                Mar. 31,   Mar. 31,     Mar. 31,       Mar. 31,    Mar. 31,     Mar. 31,
                                  2003       2002         2001           2003        2002         2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $  55.81    $  59.31    $  60.20      $   108.14    $  91.77    $  92.63
                               ---------- ----------  -----------    ----------   ----------  -----------
Income from investment
  operations:
   Net investment income           0.85        0.83        0.65            0.76        0.75        0.72
   Net realized and
     unrealized gain (loss)      (15.46)      (3.49)      (0.78)         (26.22)      16.37       (0.59)
                               ---------- ----------  -----------    ----------   ----------  -----------
Total from investment
  operations                     (14.61)      (2.66)      (0.13)         (25.46)      17.12        0.13
                               ---------- ----------  -----------    ----------   ----------  -----------
Less distributions from:
   Net investment income          (0.84)      (0.84)      (0.61)          (0.75)      (0.75)      (0.69)
   Net realized gain                  -           -       (0.15)              -           -       (0.30)
                               ---------- ----------  -----------    ----------   ----------  -----------
Total distributions               (0.84)      (0.84)      (0.76)          (0.75)      (0.75)      (0.99)
                               ---------- ----------  -----------    ----------   ----------  -----------
Net asset value, end of
  period                       $  40.36    $  55.81    $  59.31      $    81.93    $ 108.14    $  91.77
                               ========== ==========  ===========    ==========   ==========  ===========
Total return                     (26.29)%     (4.48)%     (0.27)%/2/     (23.59)%     18.75 %      0.04 %/2/
                               ========== ==========  ===========    ==========   ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                    $670,039    $586,051    $367,704      $1,155,250    $605,571    $156,005
   Ratio of expenses to
     average net assets/3/         0.18 %      0.18 %      0.18 %          0.20 %      0.20 %      0.20 %
   Ratio of net investment
     income to average net
     assets/3/                     2.01 %      1.56 %      1.51 %          0.98 %      0.87 %      0.86 %
   Portfolio turnover rate/4/        22 %        17 %         9 %            12 %        14 %        32 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                    iShares S&P MidCap 400/BARRA           iShares S&P MidCap 400/BARRA
                                          Growth Index Fund                      Value Index Fund
                                --------------------------------      ---------------------------------
                                                        Period from                           Period from
                                                         Jul. 24,                              Jul. 24,
                                                          2000/1/                               2000/1/
                                Year ended Year ended       to        Year ended  Year ended      to
                                 Mar. 31,   Mar. 31,     Mar. 31,      Mar. 31,    Mar. 31,    Mar. 31,
                                   2003       2002         2001          2003        2002        2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $ 117.38    $ 101.31    $ 135.73       $  98.84    $  82.15     $ 72.40
                                ---------- ----------  -----------    ----------  ----------  -----------
Income from investment
  operations:
   Net investment income            0.27        0.14        0.01           1.18        1.06        0.78
   Net realized and unrealized
     gain (loss)                  (28.95)      16.07      (33.95)        (23.96)      16.69        9.86
                                ---------- ----------  -----------    ----------  ----------  -----------
Total from investment
  operations                      (28.68)      16.21      (33.94)        (22.78)      17.75       10.64
                                ---------- ----------  -----------    ----------  ----------  -----------
Less distributions from:
   Net investment income           (0.27)      (0.14)      (0.01)         (1.16)      (1.06)      (0.75)
   Net realized gain                   -           -       (0.47)             -           -       (0.14)
                                ---------- ----------  -----------    ----------  ----------  -----------
Total distributions                (0.27)      (0.14)      (0.48)         (1.16)      (1.06)      (0.89)
                                ---------- ----------  -----------    ----------  ----------  -----------
Net asset value, end of period  $  88.43    $ 117.38    $ 101.31       $  74.90    $  98.84     $ 82.15
                                ========== ==========  ===========    ==========  ==========  ===========
Total return                      (24.45)%     16.03 %    (25.08)%/2/    (23.13)%     21.79 %     14.71 %/2/
                                ========== ==========  ===========    ==========  ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                     $309,516    $252,359    $162,092       $546,783    $454,683     $78,044
   Ratio of expenses to
     average net assets/3/          0.25 %      0.25 %      0.25 %         0.25 %      0.25 %      0.25 %
   Ratio of net investment
     income to average net
     assets/3/                      0.31 %      0.15 %      0.06 %         1.50 %      1.43 %      1.58 %
   Portfolio turnover rate/4/         58 %        50 %        67 %           11 %        13 %        17 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                       iShares S&P SmallCap 600             iShares S&P SmallCap 600/BARRA
                                              Index Fund                          Growth Index Fund
                               -----------------------------------      ---------------------------------
                                                          Period from                            Period from
                                                            May 22,                               Jul. 24,
                                                            2000/1/                                2000/1/
                                Year ended   Year ended       to        Year ended  Year ended       to
                                 Mar. 31,     Mar. 31,     Mar. 31,      Mar. 31,    Mar. 31,     Mar. 31,
                                   2003         2002         2001          2003        2002         2001
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $   122.93   $   101.50    $  97.95       $  79.78    $  67.91    $  83.34
                               ----------   ----------   -----------    ----------  ----------  -----------
Income from investment
  operations:
   Net investment income             0.69         0.57        0.38           0.19        0.09     0.00/5/
   Net realized and
     unrealized gain (loss)        (31.26)       21.43        4.63         (17.25)      11.87      (14.81)
                               ----------   ----------   -----------    ----------  ----------  -----------
Total from investment
  operations                       (30.57)       22.00        5.01         (17.06)      11.96      (14.81)
                               ----------   ----------   -----------    ----------  ----------  -----------
Less distributions from:
   Net investment income            (0.67)       (0.57)      (0.34)         (0.17)      (0.09)      (0.00)/5/
   Net realized gain                    -            -       (1.12)             -           -       (0.62)
                               ----------   ----------   -----------    ----------  ----------  -----------
Total distributions                 (0.67)       (0.57)      (1.46)         (0.17)      (0.09)      (0.62)
                               ----------   ----------   -----------    ----------  ----------  -----------
Net asset value, end of
  period                       $    91.69   $   122.93    $ 101.50       $  62.55    $  79.78    $  67.91
                               ==========   ==========   ===========    ==========  ==========  ===========
Total return                       (24.91)%      21.74 %      5.08 %/2/    (21.39)%     17.60 %    (17.86)%/2/
                               ==========   ==========   ===========    ==========  ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                    $1,022,296   $1,124,812    $208,081       $312,772    $191,475    $ 27,162
   Ratio of expenses to
     average net assets/3/           0.20 %       0.20 %      0.20 %         0.25 %      0.25 %      0.25 %
   Ratio of net investment
     income to average net
     assets/3/                       0.70 %       0.60 %      0.61 %         0.34 %      0.14 %      0.00 %/6/
   Portfolio turnover rate/4/          17 %         16 %        28 %           57 %        49 %        77 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5  Rounds to less than $0.01.

6  Rounds to less than 0.01%.

iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                                                       iShares S&P SmallCap 600/BARRA
                                                                              Value Index Fund
                                                                   ---------------------------------
                                                                                           Period from
                                                                                            Jul. 24,
                                                                                             2000/1/
                                                                   Year ended  Year ended      to
                                                                    Mar. 31,    Mar. 31,    Mar. 31,
                                                                      2003        2002        2001
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $  94.35    $  75.87     $ 68.34
                                                                   ----------  ----------  -----------
Income from investment operations:
   Net investment income (loss)                                         0.71        0.60        0.43
   Net realized and unrealized loss                                   (27.75)      18.48        7.82
                                                                   ----------  ----------  -----------
Total from investment operations                                      (27.04)      19.08        8.25
                                                                   ----------  ----------  -----------
Less distributions from:
   Net investment income                                               (0.70)      (0.60)      (0.38)
   Net realized gain                                                       -           -       (0.34)
                                                                   ----------  ----------  -----------
Total distributions                                                    (0.70)      (0.60)      (0.72)
                                                                   ----------  ----------  -----------
Net asset value, end of period                                      $  66.61    $  94.35     $ 75.87
                                                                   ==========  ==========  ===========
Total return                                                          (28.75)%     25.29 %     12.13 %/2/
                                                                   ==========  ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period (000s)                                 $482,948    $457,610     $64,490
   Ratio of expenses to average net assets/3/                           0.25 %      0.25 %      0.25 %
   Ratio of net investment income (loss) to average net assets/3/       0.99 %      0.92 %      0.98 %
   Portfolio turnover rate/4/                                             14 %        14 %        17 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                           iShares S&P 100                   iShares S&P Global100
                                             Index Fund                            Index Fund
                                --------------------------------      -------------------------------
                                                       Period from                           Period from
                                                        Oct. 23,                               Dec. 5,
                                                         2000/1/                               2000/1/
                                Year ended Year ended      to         Year ended Year ended      to
                                 Mar. 31,   Mar. 31,    Mar. 31,       Mar. 31,   Mar. 31,    Mar. 31,
                                   2003       2002        2001           2003       2002        2001
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  57.85    $  59.17     $ 73.44       $ 57.08    $ 60.83    $  72.50
                                ---------- ----------  -----------    ---------- ---------- -----------
Income from investment
  operations:
   Net investment income            0.66        0.61        0.31          0.59       0.65        0.18
   Net realized and unrealized
     loss                         (14.79)      (1.34)     (14.28)       (15.09)     (3.87)     (11.73)
                                ---------- ----------  -----------    ---------- ---------- -----------
Total from investment
  operations                      (14.13)      (0.73)     (13.97)       (14.50)     (3.22)     (11.55)
                                ---------- ----------  -----------    ---------- ---------- -----------
Less distributions from:
   Net investment income           (0.67)      (0.59)      (0.30)        (0.55)     (0.53)      (0.12)
                                ---------- ----------  -----------    ---------- ---------- -----------
Total distributions                (0.67)      (0.59)      (0.30)        (0.55)     (0.53)      (0.12)
                                ---------- ----------  -----------    ---------- ---------- -----------
Net asset value, end of period  $  43.05    $  57.85     $ 59.17       $ 42.03    $ 57.08    $  60.83
                                ========== ==========  ===========    ========== ========== ===========
Total return                      (24.49)%     (1.23)%    (19.07)%/2/   (25.46)%    (5.32)%    (15.94)%/2/
                                ========== ==========  ===========    ========== ========== ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                     $299,211    $115,703     $88,762       $65,143    $45,666    $103,407
   Ratio of expenses to
     average net assets/3/          0.20 %      0.20 %      0.20 %        0.40 %     0.40 %      0.40 %
   Ratio of net investment
     income to average net
     assets/3/                      1.63 %      1.12 %      1.03 %        1.60 %     1.08 %      0.88 %
   Portfolio turnover rate/4/          4 %        13 %         5 %           5 %        4 %         5 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                  iShares S&P Global        iShares S&P Global        iShares S&P Global
                                     Energy Sector           Financials Sector         Healthcare Sector
                                      Index Fund                Index Fund                Index Fund
                               --------------------      --------------------      --------------------
                                          Period from               Period from               Period from
                                           Nov. 12,                  Nov. 12,                  Nov. 13,
                                            2001/1/                   2001/1/                   2001/1/
                               Year ended     to         Year ended     to         Year ended     to
                                Mar. 31,   Mar. 31,       Mar. 31,   Mar. 31,       Mar. 31,   Mar. 31,
                                  2003       2002           2003       2002           2003       2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $ 54.57      $ 49.64       $ 53.32     $ 51.00       $ 49.06     $ 49.53
                               ---------- -----------    ---------- -----------    ---------- -----------
Income from investment
  operations:
   Net investment income          0.88         0.22          0.56        0.29          0.28        0.11
   Net realized and
     unrealized gain (loss)     (10.07)        4.78        (13.33)       2.07         (9.28)      (0.57)
                               ---------- -----------    ---------- -----------    ---------- -----------
Total from investment
  operations                     (9.19)        5.00        (12.77)       2.36         (9.00)      (0.46)
                               ---------- -----------    ---------- -----------    ---------- -----------
Less distributions from:
   Net investment income         (0.91)       (0.07)        (0.57)      (0.04)        (0.25)      (0.01)
                               ---------- -----------    ---------- -----------    ---------- -----------
Total distributions              (0.91)       (0.07)        (0.57)      (0.04)        (0.25)      (0.01)
                               ---------- -----------    ---------- -----------    ---------- -----------
Net asset value, end of
  period                       $ 44.47      $ 54.57       $ 39.98     $ 53.32       $ 39.81     $ 49.06
                               ========== ===========    ========== ===========    ========== ===========
Total return                    (16.91)%      10.10 %/2/   (24.03)%      4.64 %/2/   (18.36)%     (0.92)%/2/
                               ========== ===========    ========== ===========    ========== ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                    $17,786      $16,372       $15,994     $10,663       $25,874     $17,172
   Ratio of expenses to
     average net assets/3/        0.65 %       0.65 %        0.65 %      0.65 %        0.65 %      0.65 %
   Ratio of net investment
     income to average net
     assets/3/                    1.89 %       1.17 %        2.04 %      1.44 %        0.96 %      0.62 %
   Portfolio turnover rate/4/        9 %          5 %           8 %         2 %           4 %         1 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                                         iShares S&P Global       iShares S&P Global
                                                         Technology Sector     Telecommunications Sector
                                                             Index Fund               Index Fund
                                                      -------------------      --------------------
                                                                 Period from              Period from
                                                                  Nov. 12,                 Nov. 12,
                                                                   2001/1/                  2001/1/
                                                      Year ended     to        Year ended     to
                                                       Mar. 31,   Mar. 31,      Mar. 31,   Mar. 31,
                                                         2003       2002          2003       2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 51.91      $53.19       $ 44.84     $ 50.68
                                                      ---------- -----------   ---------- -----------
Income from investment operations:
   Net investment income (loss)                         (0.05)      (0.19)         0.65        0.11
   Net realized and unrealized loss                    (18.40)      (1.09)       (11.45)      (5.93)
                                                      ---------- -----------   ---------- -----------
Total from investment operations                       (18.45)      (1.28)       (10.80)      (5.82)
                                                      ---------- -----------   ---------- -----------
Less distributions from:
   Net investment income                                    -           -         (0.64)      (0.02)
                                                      ---------- -----------   ---------- -----------
Total distributions                                         -           -         (0.64)      (0.02)
                                                      ---------- -----------   ---------- -----------
Net asset value, end of period                        $ 33.46      $51.91       $ 33.40     $ 44.84
                                                      ========== ===========   ========== ===========
Total return                                           (35.54)%     (2.40)%/2/   (24.24)%    (11.50)%/2/
                                                      ========== ===========   ========== ===========
Ratios/Supplemental data:
   Net assets, end of period (000s)                   $ 6,692      $7,786       $10,020     $13,451
   Ratio of expenses to average net assets/3/            0.66 %      0.65 %        0.65 %      0.65 %
   Ratio of expenses to average net assets exclusive
     of foreign taxes on stock dividends/3/              0.65 %      0.65 %           -           -
   Ratio of net investment income (loss) to average
     net assets/3/                                      (0.16)%     (0.44)%        1.78 %      0.61 %
   Portfolio turnover rate/4/                               4 %         2 %           9 %         2 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of capital share transactions in Creation Units.

iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                                                                        iShares S&P Latin
                                                      iShares S&P Europe 350                America 40
                                                            Index Fund                      Index Fund
                                               --------------------------------      -------------------
                                                                       Period from              Period from
                                                                        Jul. 25,                 Oct. 25,
                                                                         2000/1/                  2001/1/
                                               Year ended Year ended       to        Year ended     to
                                                Mar. 31,   Mar. 31,     Mar. 31,      Mar. 31,   Mar. 31,
                                                  2003       2002         2001          2003       2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  59.04    $  63.13    $  79.32       $ 52.49     $41.51
                                               ---------- ----------  -----------    ---------- -----------
Income from investment operations:
   Net investment income                           1.18        0.83        0.38          0.89       0.61
   Net realized and unrealized gain (loss)       (16.28)      (4.08)     (16.30)       (16.88)     10.64
                                               ---------- ----------  -----------    ---------- -----------
Total from investment operations                 (15.10)      (3.25)     (15.92)       (15.99)     11.25
                                               ---------- ----------  -----------    ---------- -----------
Less distributions from:
   Net investment income                          (1.06)      (0.84)      (0.27)        (0.92)     (0.27)
                                               ---------- ----------  -----------    ---------- -----------
Total distributions                               (1.06)      (0.84)      (0.27)        (0.92)     (0.27)
                                               ---------- ----------  -----------    ---------- -----------
Net asset value, end of period                 $  42.88    $  59.04    $  63.13       $ 35.58     $52.49
                                               ========== ==========  ===========    ========== ===========
Total return                                     (25.73)%     (5.16)%    (20.10)%/2/   (30.54)%    27.16 %/2/
                                               ========== ==========  ===========    ========== ===========
Ratios/Supplemental data:
   Net assets, end of period (000s)            $375,187    $569,757    $154,656       $ 8,895     $7,873
   Ratio of expenses to average net assets/3/      0.60 %      0.60 %      0.60 %        0.50 %     0.50 %
   Ratio of net investment income to
     average net assets/3/                         2.11 %      1.49 %      1.12 %        2.42 %     2.94 %
   Portfolio turnover rate/4/                         6 %         4 %        24 %           9 %        2 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                                                     iShares S&P/TOPIX 150
                                                                          Index Fund
                                                                   --------------------
                                                                              Period from
                                                                               Oct. 23,
                                                                                2001/1/
                                                                   Year ended     to
                                                                    Mar. 31,   Mar. 31,
                                                                      2003       2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 73.59      $ 77.39
                                                                   ---------- -----------
Income from investment operations:
   Net investment income (loss)                                       0.60         0.10
   Net realized and unrealized gain (loss)                          (16.28)       (3.90)
                                                                   ---------- -----------
Total from investment operations                                    (15.68)       (3.80)
                                                                   ---------- -----------
Less distributions from:
   Net investment income                                             (0.70)           -
                                                                   ---------- -----------
Total distributions                                                  (0.70)           -
                                                                   ---------- -----------
Net asset value, end of period                                     $ 57.21      $ 73.59
                                                                   ========== ===========
Total return                                                        (21.36)%      (4.91)%/2/
                                                                   ========== ===========
Ratios/Supplemental data:
   Net assets, end of period (000s)                                $ 8,581      $33,117
   Ratio of expenses to average net assets/3/                         0.50 %       0.50 %
   Ratio of net investment income (loss) to average net assets/3/     0.26 %       0.32 %
   Portfolio turnover rate/4/                                            4 %          5 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                        iShares Russell 3000              iShares Russell 3000 Growth
                                             Index Fund                            Index Fund
                               ---------------------------------      -------------------------------
                                                        Period from                         Period from
                                                          May 22,                            Jul. 24,
                                                          2000/1/                             2000/1/
                               Year ended  Year ended       to        Year ended Year ended     to
                                Mar. 31,    Mar. 31,     Mar. 31,      Mar. 31,   Mar. 31,   Mar. 31,
                                  2003        2002         2001          2003       2002       2001
----------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $  63.89   $    63.69    $  76.23       $ 39.72    $ 40.70     $ 68.63
                               ---------- ----------   -----------    ---------- ---------- -----------
Income from investment
  operations:
   Net investment income           0.90         0.65        0.51          0.23       0.20        0.06
   Net realized and
     unrealized gain (loss)      (16.65)        0.19      (12.56)       (11.03)     (0.99)     (27.93)
                               ---------- ----------   -----------    ---------- ---------- -----------
Total from investment
  operations                     (15.75)        0.84      (12.05)       (10.80)     (0.79)     (27.87)
                               ---------- ----------   -----------    ---------- ---------- -----------
Less distributions from:
   Net investment income          (0.89)       (0.64)      (0.48)        (0.22)     (0.19)      (0.06)
   Net realized gain                  -            -       (0.01)            -          -       (0.00)/5/
                               ---------- ----------   -----------    ---------- ---------- -----------
Total distributions               (0.89)       (0.64)      (0.49)        (0.22)     (0.19)      (0.06)
                               ---------- ----------   -----------    ---------- ---------- -----------
Net asset value, end of
  period                       $  47.25   $    63.89    $  63.69       $ 28.70    $ 39.72     $ 40.70
                               ========== ==========   ===========    ========== ========== ===========
Total return                     (24.73)%       1.35 %    (15.90)%/2/   (27.21)%    (1.95)%    (40.62)%/2/
                               ========== ==========   ===========    ========== ========== ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                    $985,140   $1,360,937    $388,509       $57,406    $27,806     $20,351
   Ratio of expenses to
     average net assets/3/         0.20 %       0.20 %      0.20 %        0.25 %     0.25 %      0.25 %
   Ratio of net investment
     income to average net
     assets/3/                     1.53 %       1.20 %      1.09 %        0.83 %     0.47 %      0.20 %
   Portfolio turnover rate/4/         5 %          6 %         3 %          15 %       18 %         3 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5  Rounds to less than $0.01.


                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                                    iShares Russell 3000 Value        iShares Russell Midcap
                                                            Index Fund                      Index Fund
                                               -------------------------------      ---------------------
                                                                     Period from                Period from
                                                                      Jul. 24,                   Jul. 17,
                                                                       2000/1/                    2001/1/
                                               Year ended Year ended     to         Year ended      to
                                                Mar. 31,   Mar. 31,   Mar. 31,       Mar. 31,    Mar. 31,
                                                  2003       2002       2001           2003        2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 74.12    $ 71.59     $ 69.91       $  60.93     $ 59.55
                                               ---------- ---------- -----------    ----------  -----------
Income from investment operations:
   Net investment income                           1.21       1.25        0.83           0.60        0.46
   Net realized and unrealized gain (loss)       (18.13)      2.50        1.71         (13.67)       1.32
                                               ---------- ---------- -----------    ----------  -----------
Total from investment operations                 (16.92)      3.75        2.54         (13.07)       1.78
                                               ---------- ---------- -----------    ----------  -----------
Less distributions from:
   Net investment income                          (1.21)     (1.22)      (0.77)         (0.60)      (0.40)
   Net realized gain                                  -          -       (0.09)             -           -
                                               ---------- ---------- -----------    ----------  -----------
Total distributions                               (1.21)     (1.22)      (0.86)         (0.60)      (0.40)
                                               ---------- ---------- -----------    ----------  -----------
Net asset value, end of period                  $ 55.99    $ 74.12     $ 71.59       $  47.26     $ 60.93
                                               ========== ========== ===========    ==========  ===========
Total return                                     (22.92)%     5.34 %      3.60 %/2/    (21.50)%      3.08 %/2/
                                               ========== ========== ===========    ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period (000s)             $97,977    $66,712     $32,216       $193,754     $48,741
   Ratio of expenses to average net assets/3/      0.25 %     0.25 %      0.25 %         0.20 %      0.20 %
   Ratio of net investment income to
     average net assets/3/                         2.20 %     1.79 %      1.67 %         1.50 %      1.40 %
   Portfolio turnover rate/4/                        16 %       15 %         4 %           15 %         7 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                                    iShares Russell Midcap     iShares Russell Midcap
                                                      Growth Index Fund           Value Index Fund
                                                  ---------------------      ---------------------
                                                              Period from                Period from
                                                               Jul. 17,                   Jul. 17,
                                                                2001/1/                    2001/1/
                                                  Year ended      to         Year ended      to
                                                   Mar. 31,    Mar. 31,       Mar. 31,    Mar. 31,
                                                     2003        2002           2003        2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  70.30     $ 73.06       $  83.45     $ 78.86
                                                  ----------  -----------    ----------  -----------
Income from investment operations:
   Net investment income                               0.09        0.03           1.35        1.02
   Net realized and unrealized gain (loss)           (18.54)      (2.77)        (17.70)       4.49
                                                  ----------  -----------    ----------  -----------
Total from investment operations                     (18.45)      (2.74)        (16.35)       5.51
                                                  ----------  -----------    ----------  -----------
Less distributions from:
   Net investment income                              (0.08)      (0.02)         (1.33)      (0.92)
                                                  ----------  -----------    ----------  -----------
Total distributions                                   (0.08)      (0.02)         (1.33)      (0.92)
                                                  ----------  -----------    ----------  -----------
Net asset value, end of period                     $  51.77     $ 70.30       $  65.77     $ 83.45
                                                  ==========  ===========    ==========  ===========
Total return                                         (26.24)%     (3.75)%/2/    (19.69)%      7.14 %/2/
                                                  ==========  ===========    ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period (000s)                $116,473     $80,847       $105,226     $54,243
   Ratio of expenses to average net assets/3/          0.25 %      0.25 %         0.25 %      0.25 %
   Ratio of net investment income to average net
     assets/3/                                         0.20 %      0.08 %         2.24 %      1.91 %
   Portfolio turnover rate/4/                            31 %         5 %           24 %         6 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                        iShares Russell 1000               iShares Russell 1000 Growth
                                             Index Fund                             Index Fund
                                --------------------------------      ---------------------------------
                                                        Period from                            Period from
                                                          May 15,                                May 22,
                                                          2000/1/                                2000/1/
                                Year ended Year ended       to        Year ended  Year ended       to
                                 Mar. 31,   Mar. 31,     Mar. 31,      Mar. 31,    Mar. 31,     Mar. 31,
                                   2003       2002         2001          2003        2002         2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  60.81    $  61.10    $  76.78       $  49.59    $  50.99    $  79.30
                                ---------- ----------  -----------    ----------  ----------  -----------
Income from investment
  operations:
   Net investment income            0.72        0.70        0.64           0.31        0.23        0.14
   Net realized and unrealized
     loss                         (15.64)      (0.30)     (15.71)        (13.63)      (1.41)     (28.20)
                                ---------- ----------  -----------    ----------  ----------  -----------
Total from investment
  operations                      (14.92)       0.40      (15.07)        (13.32)      (1.18)     (28.06)
                                ---------- ----------  -----------    ----------  ----------  -----------
Less distributions from:
   Net investment income           (0.72)      (0.69)      (0.61)         (0.30)      (0.22)      (0.14)
   Net realized gain                   -           -       (0.00)/5/          -           -       (0.11)
                                ---------- ----------  -----------    ----------  ----------  -----------
Total distributions                (0.72)      (0.69)      (0.61)         (0.30)      (0.22)      (0.25)
                                ---------- ----------  -----------    ----------  ----------  -----------
Net asset value, end of period  $  45.17    $  60.81    $  61.10       $  35.97    $  49.59    $  50.99
                                ========== ==========  ===========    ==========  ==========  ===========
Total return                      (24.59)%      0.68 %    (19.75)%/2/    (26.87)%     (2.30)%    (35.47)%/2/
                                ========== ==========  ===========    ==========  ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                     $919,140    $419,571    $207,723       $915,350    $483,465    $209,078
   Ratio of expenses to
     average net assets/3/          0.15 %      0.15 %      0.15 %         0.20 %      0.20 %      0.20 %
   Ratio of net investment
     income to average net
     assets/3/                      1.66 %      1.23 %      1.01 %         0.92 %      0.52 %      0.26 %
   Portfolio turnover rate/4/          5 %         8 %         9 %           13 %        22 %        11 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

5  Rounds to less than $0.01.


iShares Trust Financial Highlights
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                    iShares Russell 1000 Value                 iShares Russell 2000
                                            Index Fund                              Index Fund
                               --------------------------------      -----------------------------------
                                                       Period from                              Period from
                                                         May 22,                                  May 22,
                                                         2000/1/                                  2000/1/
                               Year ended Year ended       to         Year ended   Year ended       to
                                Mar. 31,   Mar. 31,     Mar. 31,       Mar. 31,     Mar. 31,     Mar. 31,
                                  2003       2002         2001           2003         2002         2001
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $  57.62    $  56.18    $  56.10      $   100.78   $    89.80    $  94.33
                               ---------- ----------  -----------    ----------   ----------   -----------
Income from investment
  operations:
   Net investment income           1.02        0.90        0.66            1.02         1.04        0.98
   Net realized and
     unrealized gain (loss)      (14.18)       1.43        0.04          (28.15)       10.90       (4.47)
                               ---------- ----------  -----------    ----------   ----------   -----------
Total from investment
  operations                     (13.16)       2.33        0.70          (27.13)       11.94       (3.49)
                               ---------- ----------  -----------    ----------   ----------   -----------
Less distributions from:
   Net investment income          (1.01)      (0.89)      (0.62)          (1.03)       (0.96)      (0.88)
   Net realized gain                  -           -           -               -            -       (0.16)
                               ---------- ----------  -----------    ----------   ----------   -----------
Total distributions               (1.01)      (0.89)      (0.62)          (1.03)       (0.96)      (1.04)
                               ---------- ----------  -----------    ----------   ----------   -----------
Net asset value, end of
  period                       $  43.45    $  57.62    $  56.18      $    72.62   $   100.78    $  89.80
                               ========== ==========  ===========    ==========   ==========   ===========
Total return                     (22.95)%      4.22 %      1.22 %/2/     (26.99)%      13.40 %     (3.77)%/2/
                               ========== ==========  ===========    ==========   ==========   ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                    $984,133    $691,389    $191,005      $1,706,545   $2,438,900    $713,939
   Ratio of expenses to
     average net assets/3/         0.20 %      0.20 %      0.20 %          0.20 %       0.20 %      0.20 %
   Ratio of net investment
     income to average net
     assets/3/                     2.29 %      1.82 %      1.64 %          1.28 %       1.25 %      1.39 %
   Portfolio turnover rate/4/        20 %        16 %         9 %            30 %         20 %        39 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


                                                                       i Shares
iShares Trust
Financial Highlights (continued)

(For a share outstanding throughout each period)

                                     iShares Russell 2000 Growth            iShares Russell 2000 Value
                                             Index Fund                             Index Fund
                                --------------------------------      ---------------------------------
                                                        Period from                            Period from
                                                         Jul. 24,                               Jul. 24,
                                                          2000/1/                                2000/1/
                                Year ended Year ended       to        Year ended  Year ended       to
                                 Mar. 31,   Mar. 31,     Mar. 31,      Mar. 31,    Mar. 31,     Mar. 31,
                                   2003       2002         2001          2003        2002         2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  56.68    $  54.48    $  81.36       $ 140.83    $ 116.50    $ 103.35
                                ---------- ----------  -----------    ----------  ----------  -----------
Income from investment
  operations:
   Net investment income            0.21        0.11        0.05           2.23        2.30        1.49
   Net realized and unrealized
     gain (loss)                  (18.14)       2.19      (26.85)        (34.90)      24.16       12.97
                                ---------- ----------  -----------    ----------  ----------  -----------
Total from investment
  operations                      (17.93)       2.30      (26.80)        (32.67)      26.46       14.46
                                ---------- ----------  -----------    ----------  ----------  -----------
Less distributions from:
   Net investment income           (0.19)      (0.10)      (0.04)         (2.25)      (2.13)      (1.28)
   Net realized gain                   -           -       (0.04)             -           -       (0.03)
                                ---------- ----------  -----------    ----------  ----------  -----------
Total distributions                (0.19)      (0.10)      (0.08)         (2.25)      (2.13)      (1.31)
                                ---------- ----------  -----------    ----------  ----------  -----------
Net asset value, end of period  $  38.56    $  56.68    $  54.48       $ 105.91    $ 140.83    $ 116.50
                                ========== ==========  ===========    ==========  ==========  ===========
Total return                      (31.65)%      4.24 %    (32.96)%/2/    (23.35)%     23.05 %     14.05 %/2/
                                ========== ==========  ===========    ==========  ==========  ===========
Ratios/Supplemental data:
   Net assets, end of period
     (000s)                     $638,186    $436,412    $155,258       $635,447    $837,968    $273,763
   Ratio of expenses to
     average net assets/3/          0.25 %      0.25 %      0.25 %         0.25 %      0.25 %      0.25 %
   Ratio of net investment
     income to average net
     assets/3/                      0.58 %      0.22 %      0.14 %         1.85 %      2.07 %      2.40 %
   Portfolio turnover rate/4/         41 %        28 %         9 %           45 %        26 %         9 %

--------------------------------------------------------------------------------
1  Commencement of operations.

2  Not annualized.

3  Annualized for periods of less than one year.

4 Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Trust Financial Highlights

Index Providers

Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) and Frank Russell are the Index Providers for their respective Underlying Indices. Neither of the Index Providers is affiliated with the iShares Trust, BGI, BGFA, Investors Bank, the Distributor, or the Listing Exchanges.

Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. Standard & Poor's calculates and maintains the Standard & Poor's Global 1200 Index, which includes the Standard & Poor's Global Energy Sector Index, the Standard & Poor's Global Financials Sector Index, the Standard & Poor's Global Healthcare Sector Index, the Standard & Poor's Global Information Technology Sector Index, the Standard & Poor's Global Telecommunications Sector Index, the Standard & Poor's Europe 350 for Continental Europe and the U.K., the Standard & Poor's 500 for the U.S., the Standard & Poor's/TOPIX 150 for Japan, the Standard & Poor's Asia Pacific 50 and the Standard & Poor's Latin America 40. Standard & Poor's also publishes the Standard & Poor's MidCap 400, Standard & Poor's SmallCap 600, Standard & Poor's SuperComposite 1500 and Standard & Poor's REIT Composite for the U.S. Company additions to and deletions from a Standard & Poor's equity index do not in any way reflect an opinion on the investment merits of the company.

Frank Russell is an investment services firm offering a variety of investment management products and services. The family of indices created by Frank Russell includes the Russell 1000(R), Russell 2000(R), Russell 3000(R), as well as mid-capitalization, value, and growth style indices. Frank Russell and Mellon Bank Corporation, parent holding company of Pittsburgh and Boston-based Mellon Trust, operate a joint venture known as Russell/Mellon Analytical Services LLC. Russell/Mellon Analytical Services provides the financial community with financial information and analytical services and calculates the underlying data in the Russell Indices.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the Standard & Poor's Indices to track general stock market performance. Standard & Poor's only relationship to BGI or BGFA is the licensing of certain trademarks and trade names of Standard & Poor's and of the Standard & Poor's Indices that are determined, composed and calculated by Standard & Poor's without regard to BGI, BGFA or the Trust. Standard & Poor's has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Standard & Poor's Indices. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination or calculation of the equation by which iShares are to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration of the Trust, or the marketing or trading of the iShares. Standard & Poor's does not guarantee the accuracy and/or the completeness of the Standard & Poor's Indices or any data included therein and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Standard & Poor's Indices or any data included therein. Standard & Poor's makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indices or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special,

                                                                       i Shares
punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indices or any data included therein, even if notified of the possibility of such damages.

The iShares Trust is not sponsored, endorsed, sold or promoted by Frank Russell Company. Frank Russell Company makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in iShares, particularly or the ability of the Russell Indices to track general stock market performance. Frank Russell Company is the licensor of certain trademarks, service marks, and trade names. The Russell Indices on which the Funds are based are determined, composed and calculated by Frank Russell Company without regard to BGI, BGFA or the Funds. Frank Russell Company has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the Russell Indices. Frank Russell Company is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination or calculation of the equation by which iShares are to be converted into cash. Frank Russell Company has no obligation or liability in connection with the administration of the Trust or the marketing or trading of iShares. Although Frank Russell Company obtains information for inclusion or use in the calculation of the Russell Indices from sources that Frank Russell Company considers reliable, Frank Russell Company does not guarantee the accuracy and/or the completeness of the Russell Indices or any data included therein. Frank Russell Company shall have no liability for any errors, omissions, or interruptions therein. Frank Russell Company makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the Russell Indices or any data included therein. Frank Russell Company makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indices or any data included therein. Without limiting any of the foregoing, in no event shall Frank Russell Company have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) resulting from the use of the Russell Indices or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Standard & Poor's and Frank Russell Company without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The AMEX has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the CBOE. The CBOE makes no representation or warranty, express or implied, to the owners of the iShares S&P 100 Index Fund or any member of the public regarding the ability of the Fund to track the total return performance of its Underlying Index or the ability of the Underlying Index to track stock market performance. The Underlying Index of the iShares S&P 100 Index Fund herein is determined, composed and calculated by Standard & Poor's, without regard to the iShares S&P 100 Index Fund. The CBOE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index of the iShares S&P 100 Index Fund, nor in the determination of the timing of, prices of, or quantities of the iShares S&P 100 Index Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The CBOE has no obligation or liability to owners of the iShares S&P 100 Index Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The CBOE does not guarantee the accuracy and/or the completeness of the Underlying Index of the iShares S&P 100 Index Fund or any data included therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Fund as licensee, licensee's customers and counterparties, owners of the iShares S&P 100 Index Fund, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The CBOE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index of the iShares S&P 100 Index Fund or any data included therein. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Standard & Poor's Indices identified herein is determined, composed and calculated by Standard & Poor's without regard to the iShares of any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Standard & Poor's Indices, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The NYSE has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                                                                       i Shares
iShares Trust

Supplemental Information

I.  Premium/Discount Information (Unaudited)

The charts on the following pages present information about the differences between the daily market price on secondary markets for shares of each Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4:00 p.m. Eastern time) every day the AMEX is open. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the iShares of such Fund are listed for trading, as of the time that Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from July 1, 2002 to June 30, 2003.

The vertical column of each chart shows the premium or discount expressed as a percentage of NAV. The horizontal column indicates the number of trading days in the period covered by each chart. Each bar in the chart shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

iShares Supplemental Information
                          iShares S&P 100 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     2        0.53%
          Greater than 0.5% and Less than 1.0%..    14        3.72%
          Between 0.5% and -0.5%................   340       90.43%
          Less than -0.5% and Greater than -1.0%    18        4.79%
          Less than -1.0%.......................     2        0.53%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                          iShares S&P 500 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                         Number  Percentage of
                  Premium/Discount Range of Days  Total Days
                  ---------------------- ------- -------------
                  Greater than 0.5%.....     4        1.06%
                  Between 0.5% and -0.5%   368       97.88%
                  Less than -0.5%.......     4        1.06%
                                           ---      ------
                                           376      100.00%
                                           ===      ======

                    iShares S&P 500/BARRA Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                         Number  Percentage of
                  Premium/Discount Range of Days  Total Days
                  ---------------------- ------- -------------
                  Greater than 0.5%.....     6        1.60%
                  Between 0.5% and -0.5%   367       97.60%
                  Less than -0.5%.......     3        0.80%
                                           ---      ------
                                           376      100.00%
                                           ===      ======

                    iShares S&P 500/BARRA Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                         Number  Percentage of
                  Premium/Discount Range of Days  Total Days
                  ---------------------- ------- -------------
                  Greater than 0.5%.....     -           -
                  Between 0.5% and -0.5%   372       98.94%
                  Less than -0.5%.......     4        1.06%
                                           ---      ------
                                           376      100.00%
                                           ===      ======

                                                                       i Shares
                       iShares S&P MidCap 400 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     -           -
          Greater than 0.5% and Less than 1.0%..     4        1.06%
          Between 0.5% and -0.5%................   366       97.35%
          Less than -0.5% and Greater than -1.0%     4        1.06%
          Less than -1.0%.......................     2        0.53%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                iShares S&P MidCap 400/BARRA Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     -           -
          Greater than 0.5% and Less than 1.0%..     4        1.06%
          Between 0.5% and -0.5%................   367       97.61%
          Less than -0.5% and Greater than -1.0%     3        0.80%
          Less than -1.0%.......................     2        0.53%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                 iShares S&P MidCap 400/BARRA Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     -           -
          Greater than 0.5% and Less than 1.0%..     4        1.06%
          Between 0.5% and -0.5%................   366       97.34%
          Less than -0.5% and Greater than -1.0%     5        1.33%
          Less than -1.0%.......................     1        0.27%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                      iShares S&P SmallCap 600 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     -           -
          Greater than 0.5% and Less than 1.0%..     5        1.33%
          Between 0.5% and -0.5%................   364       96.80%
          Less than -0.5% and Greater than -1.0%     6        1.60%
          Less than -1.0%.......................     1        0.27%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

iShares Supplemental Information
               iShares S&P SmallCap 600/BARRA Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     1        0.27%
          Greater than 0.5% and Less than 1.0%..     4        1.06%
          Between 0.5% and -0.5%................   363       96.54%
          Less than -0.5% and Greater than -1.0%     6        1.60%
          Less than -1.0%.......................     2        0.53%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                iShares S&P SmallCap 600/BARRA Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     -           -
          Greater than 0.5% and Less than 1.0%..     9        2.39%
          Between 0.5% and -0.5%................   354       94.15%
          Less than -0.5% and Greater than -1.0%    11        2.93%
          Less than -1.0%.......................     2        0.53%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                       iShares S&P Global 100 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.5%.....................     2        0.53%
          Greater than 1.0% and Less than 1.5%..     2        0.53%
          Greater than 0.5% and Less than 1.0%..    16        4.26%
          Between 0.5% and -0.5%................   314       83.51%
          Less than -0.5% and Greater than -1.0%    22        5.85%
          Less than -1.0% and Greater than -1.5%     4        1.06%
          Less than -1.5% and Greater than -2.0%     3        0.80%
          Less than -2.0% and Greater than -3.5%     3        0.80%
          Less than -3.5% and Greater than -4.0%     3        0.80%
          Less than -4.0% and Greater than -5.0%     3        0.80%
          Less than -5.0%.......................     4        1.06%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                                                                       i Shares
                  iShares S&P Global Energy Sector Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.5%.....................     1        0.27%
          Greater than 1.0% and Less than 1.5%..     5        1.33%
          Greater than 0.5% and Less than 1.0%..    62       16.49%
          Between 0.5% and -0.5%................   279       74.20%
          Less than -0.5% and Greater than -1.0%    26        6.91%
          Less than -1.0%.......................     3        0.80%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                iShares S&P Global Financials Sector Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.5%.....................     2        0.53%
          Greater than 1.0% and Less than 1.5%..    11        2.93%
          Greater than 0.5% and Less than 1.0%..    53       14.10%
          Between 0.5% and -0.5%................   285       75.79%
          Less than -0.5% and Greater than -1.0%    21        5.59%
          Less than -1.0% and Greater than -1.5%     4        1.06%
          Less than -1.5%.......................     -           -
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                iShares S&P Global Healthcare Sector Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.0%.....................     3        0.80%
          Greater than 0.5% and Less than 1.0%..    16        4.26%
          Between 0.5% and -0.5%................   348       92.55%
          Less than -0.5% and Greater than -1.0%     7        1.86%
          Less than -1.0%.......................     2        0.53%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

iShares Supplemental Information
                iShares S&P Global Technology Sector Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 1.5%.....................     1        0.27%
          Greater than 1.0% and Less than 1.5%..    12        3.19%
          Greater than 0.5% and Less than 1.0%..    86       22.87%
          Between 0.5% and -0.5%................   233       61.97%
          Less than -0.5% and Greater than -1.0%    35        9.31%
          Less than -1.0% and Greater than -1.5%     9        2.39%
          Less than -1.5%.......................     -           -
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

            iShares S&P Global Telecommunications Sector Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 2.0%.....................     3        0.80%
          Greater than 1.5% and Less than 2.0%..     3        0.80%
          Greater than 1.0% and Less than 1.5%..    22        5.85%
          Greater than 0.5% and Less than 1.0%..    79       21.01%
          Between 0.5% and -0.5%................   219       58.24%
          Less than -0.5% and Greater than -1.0%    36        9.57%
          Less than -1.0% and Greater than -1.5%    11        2.93%
          Less than -1.5%.......................     3        0.80%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                       iShares S&P Europe 350 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 3.0%.....................     3        0.80%
          Greater than 2.5% and Less than 3.0%..     4        1.06%
          Greater than 2.0% and Less than 2.5%..     3        0.80%
          Greater than 1.5% and Less than 2.0%..    10        2.66%
          Greater than 1.0% and Less than 1.5%..    34        9.04%
          Greater than 0.5% and Less than 1.0%..   103       27.39%
          Between 0.5% and -0.5%................   171       45.48%
          Less than -0.5% and Greater than -1.0%    33        8.78%
          Less than -1.0% and Greater than -1.5%    12        3.19%
          Less than -1.5%.......................     3        0.80%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                                                                       i Shares
                    iShares S&P Latin America 40 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 2.0%.....................     1        0.27%
          Greater than 1.5% and Less than 2.0%..    11        2.93%
          Greater than 1.0% and Less than 1.5%..    27        7.18%
          Greater than 0.5% and Less than 1.0%..    68       18.09%
          Between 0.5% and -0.5%................   213       56.63%
          Less than -0.5% and Greater than -1.0%    43       11.44%
          Less than -1.0% and Greater than -1.5%    12        3.19%
          Less than -1.5%.......................     1        0.27%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                       iShares S&P/TOPIX 150 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                 Number  Percentage of
          Premium/Discount Range                 of Days  Total Days
          ----------------------                 ------- -------------
          Greater than 2.5%.....................     2        0.53%
          Greater than 2.0% and Less than 2.5%..     3        0.80%
          Greater than 1.5% and Less than 2.0%..    14        3.72%
          Greater than 1.0% and Less than 1.5%..    32        8.51%
          Greater than 0.5% and Less than 1.0%..    48       12.77%
          Between 0.5% and -0.5%................   165       43.88%
          Less than -0.5% and Greater than -1.0%    68       18.09%
          Less than -1.0% and Greater than -1.5%    32        8.51%
          Less than -1.5% and Greater than -2.0%     9        2.39%
          Less than -2.0%.......................     3        0.80%
                                                   ---      ------
                                                   376      100.00%
                                                   ===      ======

                        iShares Russell 3000 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                         Number  Percentage of
                  Premium/Discount Range of Days  Total Days
                  ---------------------- ------- -------------
                  Greater than 0.5%.....     1        0.27%
                  Between 0.5% and -0.5%   371       98.67%
                  Less than -0.5%.......     4        1.06%
                                           ---      ------
                                           376      100.00%
                                           ===      ======

iShares Supplemental Information
                    iShares Russell 3000 Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 0.5%............................     3        0.80%
      Between 0.5% and -0.5%.......................   367       97.60%
      Less than -0.5% and Greater than -1.0%.......     5        1.33%
      Less than -1.0%..............................     1        0.27%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                     iShares Russell 3000 Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 0.5%............................     1        0.27%
      Between 0.5% and -0.5%.......................   370       98.40%
      Less than -0.5% and Greater than -1.0%.......     4        1.06%
      Less than -1.0%..............................     1        0.27%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                        iShares Russell 2000 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 1.0%............................     -           -
      Greater than 0.5% and Less than 1.0%.........     6        1.60%
      Between 0.5% and -0.5%.......................   357       94.95%
      Less than -0.5% and Greater than -1.0%.......     9        2.39%
      Less than -1.0%..............................     4        1.06%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                    iShares Russell 2000 Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 1.0%............................     2        0.53%
      Greater than 0.5% and Less than 1.0%.........    20        5.32%
      Between 0.5% and -0.5%.......................   328       87.23%
      Less than -0.5% and Greater than -1.0%.......    21        5.59%
      Less than -1.0%..............................     5        1.33%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                                                                       i Shares
                     iShares Russell 2000 Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 1.0%............................     -           -
      Greater than 0.5% and Less than 1.0%.........     8        2.13%
      Between 0.5% and -0.5%.......................   355       94.41%
      Less than -0.5% and Greater than -1.0%.......    10        2.66%
      Less than -1.0%..............................     3        0.80%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                        iShares Russell 1000 Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 0.5%............................     3        0.80%
      Between 0.5% and -0.5%.......................   369       98.14%
      Less than -0.5%..............................     4        1.06%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                    iShares Russell 1000 Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 0.5%............................     3        0.80%
      Between 0.5% and -0.5%.......................   367       97.60%
      Less than -0.5% and Greater than -1.0%.......     5        1.33%
      Less than -1.0%..............................     1        0.27%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                     iShares Russell 1000 Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 0.5%............................     4        1.06%
      Between 0.5% and -0.5%.......................   370       98.41%
      Less than -0.5%..............................     2        0.53%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

iShares Supplemental Information
                       iShares Russell Midcap Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 1.0%............................     -           -
      Greater than 0.5% and Less than 1.0%.........     5        1.33%
      Between 0.5% and -0.5%.......................   365       97.08%
      Less than -0.5% and Greater than -1.0%.......     4        1.06%
      Less than -1.0%..............................     2        0.53%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                   iShares Russell Midcap Growth Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 1.0%............................     1        0.27%
      Greater than 0.5% and Less than 1.0%.........     6        1.60%
      Between 0.5% and -0.5%.......................   362       96.26%
      Less than -0.5% and Greater than -1.0%.......     6        1.60%
      Less than -1.0%..............................     1        0.27%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                    iShares Russell Midcap Value Index Fund
              Period Covered: July 1, 2002 through June 30, 2003

                                                    Number  Percentage of
      Premium/Discount Range                        of Days  Total Days
      ----------------------                        ------- -------------
      Greater than 0.5%............................     3        0.80%
      Between 0.5% and -0.5%.......................   370       98.40%
      Less than -0.5%..............................     3        0.80%
                                                      ---      ------
                                                      376      100.00%
                                                      ===      ======

                                                                       i Shares

II.  Total Return Information (Unaudited)

The tables on the following pages present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended March 31, 2003.

Total returns represent the change in value of each Fund during the periods noted in each table. Market return is based on the market price per share of each Fund, and NAV return is based on the NAV of each Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV assume that dividends and capital gains distributions have been reinvested in the Fund at Market Price and NAV, respectively. The market returns do not include brokers' commissions that may be payable as secondary market transactions. If brokerage commissions were included, market returns would be lower. A Fund's past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Underlying Indices are statistical composites that track specified financial markets or sectors. Unlike the Funds, the Indices do not actually hold a portfolio of securities and therefore do not incur the management fees or other expenses incurred by each Fund. These fees and expenses negatively impact the performance of each Fund.

                          iShares S&P 100 Index Fund
                           Performance as of 3/31/03

                               Average Annual Total Returns               Cumulative Total Returns
                   ----------------------------------------------------- --------------------------
                       Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                   -------------------------- -------------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------ -------- -------- -------- -------- -------- -------- -------- -------- --------
     S&P 100       (24.49)% (24.54)% (24.38)% (18.70)% (18.73)% (18.56)% (39.64)% (39.70)% (39.40)%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (10/23/00) for the NAV and Index returns and from the first day of trading (10/27/00) for the Market return.

                          iShares S&P 500 Index Funds
                           Performance as of 3/31/03

                                 Average Annual Total Returns               Cumulative Total Returns
                     ----------------------------------------------------- --------------------------
                         Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                     -------------------------- -------------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P 500              (24.80)% (24.78)% (24.76)% (15.89)% (15.94)% (15.84)% (39.25)% (39.35)% (39.14)%
S&P 500/BARRA Growth (23.72)% (23.74)% (23.61)% (18.72)% (18.77)% (18.59)% (44.72)% (44.82)% (44.47)%
S&P 500/BARRA Value  (26.29)% (26.35)% (26.19)% (11.63)% (11.68)% (11.49)% (29.78)% (29.89)% (29.47)%
-----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/15/00, 05/22/00 and 05/22/00, respectively) for the NAV and Index returns and from the first day of trading (05/19/00, 05/26/00 and 05/26/00, respectively) for the Market return.

iShares Supplemental Information
                      iShares S&P MidCap 400 Index Funds
                           Performance as of 3/31/03

                                 Average Annual Total Returns               Cumulative Total Returns
                     ----------------------------------------------------- --------------------------
                         Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                     -------------------------- -------------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P MidCap 400       (23.59)% (23.79)% (23.45)%  (3.33)%  (3.40)%  (3.17)%  (9.22)%  (9.42)%  (8.80)%
S&P MidCap
 400/BARRA Growth    (24.45)% (24.51)% (24.22)% (14.48)% (14.51)% (14.24)% (34.31)% (34.38)% (33.75)%
S&P MidCap 400/BARRA
 Value               (23.13)% (23.14)% (22.97)%    2.69%    2.66%    2.91%    7.38%    7.30%    8.00%
-----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

                     iShares S&P SmallCap 600 Index Funds
                           Performance as of 3/31/03

                              Average Annual Total Returns             Cumulative Total Returns
                   -------------------------------------------------- --------------------------
                       Year Ended 3/31/03      Inception to 3/31/03*    Inception to 3/31/03*
                   -------------------------- ----------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV   Market   Index    NAV     Market   Index
------------------ -------- -------- -------- ------- ------- ------- -------- -------- --------
S&P SmallCap 600   (24.91)% (24.85)% (24.81)% (1.39)% (1.40)% (1.25)%  (3.94)%  (3.95)%  (3.52)%
S&P SmallCap
 600/BARRA Growth  (21.39)% (21.30)% (21.21)% (9.73)% (9.75)% (9.52)% (24.06)% (24.11)% (23.52)%
S&P SmallCap
 600/BARRA Value   (28.75)% (29.00)% (28.60)% (0.04)%   0.00%   0.29%    0.10%    0.01%    0.77%
------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

                       iShares S&P Global 100 Index Fund
                           Performance as of 3/31/03

                               Average Annual Total Returns               Cumulative Total Returns
                   ----------------------------------------------------- --------------------------
                       Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                   -------------------------- -------------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------ -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P Global 100     (25.46)% (25.37)% (25.20)% (20.15)% (20.07)% (19.43)% (40.67)% (40.54)% (39.43)%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (12/05/00) for the NAV and Index returns and from the first day of trading (12/08/00) for the Market return.

                  iShares S&P Global Energy Sector Index Fund
                           Performance as of 3/31/03

                                    Average Annual Total Returns            Cumulative Total Returns
                         -------------------------------------------------- -----------------------
                             Year Ended 3/31/03      Inception to 3/31/03*   Inception to 3/31/03*
                         -------------------------- ----------------------- -----------------------
iShares Index Fund         NAV     Market   Index     NAV   Market   Index    NAV    Market   Index
------------------       -------- -------- -------- ------- ------- ------- -------  ------- -------
S&P Global Energy Sector (16.91)% (16.53)% (17.79)% (6.23)% (5.91)% (6.98)% (8.52)%  (8.09)% (9.50)%
----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

                                                                       i Shares
                iShares S&P Global Financials Sector Index Fund
                           Performance as of 3/31/03

                                  Average Annual Total Returns               Cumulative Total Returns
                      ----------------------------------------------------- --------------------------
                          Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                      -------------------------- -------------------------- --------------------------
iShares Index Fund      NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------    -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P Global Financials
 Sector               (24.03)% (23.65)% (23.57)% (15.29)% (14.91)% (14.70)% (20.52)% (20.02)% (19.70)%
------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

                iShares S&P Global Healthcare Sector Index Fund
                           Performance as of 3/31/03

                               Average Annual Total Returns               Cumulative Total Returns
                   ----------------------------------------------------- --------------------------
                       Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                   -------------------------- -------------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------ -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P Global
 Healthcare Sector (18.36)% (18.18)% (18.17)% (14.24)% (14.18)% (14.00)% (19.11)% (19.03)% (18.79)%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (11/13/01) for the NAV and Index returns and from the first day of trading (11/21/01) for the Market return.

                iShares S&P Global Technology Sector Index Fund
                           Performance as of 3/31/03

                               Average Annual Total Returns               Cumulative Total Returns
                   ----------------------------------------------------- --------------------------
                       Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                   -------------------------- -------------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------ -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P Global
 Technology Sector (35.54)% (35.23)% (34.71)% (28.47)% (28.17)% (27.70)% (37.09)% (36.74)% (36.08)%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

            iShares S&P Global Telecommunications Sector Index Fund
                           Performance as of 3/31/03

                                Average Annual Total Returns               Cumulative Total Returns
                    ----------------------------------------------------- --------------------------
                        Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                    -------------------------- -------------------------- --------------------------
iShares Index Fund    NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------  -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P Global
 Telecommunications
 Sector             (24.24)% (23.58)% (23.72)% (25.09)% (24.61)% (24.70)% (32.95)% (32.35)% (32.40)%
----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (11/12/01) for the NAV and Index returns and from the first day of trading (11/16/01) for the Market return.

                       iShares S&P Europe 350 Index Fund
                           Performance as of 3/31/03

                               Average Annual Total Returns               Cumulative Total Returns
                   ----------------------------------------------------- --------------------------
                       Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                   -------------------------- -------------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------ -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P Europe 350     (25.73)% (25.80)% (25.36)% (19.27)% (19.26)% (18.88)% (43.72)% (43.69)% (42.92)%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (07/25/00) for the NAV and Index returns and from the first day of trading (07/28/00) for the Market return.

iShares Supplemental Information
                iShares S&P Latin America 40 Sector Index Fund
                           Performance as of 3/31/03

                                Average Annual Total Returns             Cumulative Total Returns
                     -------------------------------------------------- --------------------------
                         Year Ended 3/31/03      Inception to 3/31/03*    Inception to 3/31/03*
                     -------------------------- ----------------------- --------------------------
iShares Index Fund     NAV     Market   Index     NAV   Market   Index    NAV     Market   Index
------------------   -------- -------- -------- ------- ------- ------- -------- -------- --------
S&P Latin America 40 (30.54)% (29.78)% (31.20)% (8.30)% (7.28)% (8.67)% (11.68)% (10.26)% (12.16)%
--------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (10/25/01) for the NAV and Index returns and from the first day of trading (10/26/01) for the Market return.

                       iShares S&P TOPIX 150 Index Fund
                           Performance as of 3/31/03

                               Average Annual Total Returns               Cumulative Total Returns
                   ----------------------------------------------------- --------------------------
                       Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                   -------------------------- -------------------------- --------------------------
iShares Index Fund   NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------ -------- -------- -------- -------- -------- -------- -------- -------- --------
S&P TOPIX 150      (21.36)% (20.86)% (21.56)% (18.29)% (18.00)% (18.34)% (25.22)% (24.84)% (25.31)%
---------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (10/23/01) for the NAV and Index returns and from the first day of trading (10/26/01) for the Market return.

                       iShares Russell 3000 Index Funds
                           Performance as of 3/31/03

                                Average Annual Total Returns               Cumulative Total Returns
                    ----------------------------------------------------- --------------------------
                        Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                    -------------------------- -------------------------- --------------------------
iShares Index Fund    NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Russell 3000        (24.73)% (24.66)% (24.66)% (14.37)% (14.37)% (14.18)% (35.84)% (35.83)% (35.43)%
Russell 3000 Growth (27.21)% (27.05)% (27.08)% (27.34)% (27.32)% (27.25)% (57.62)% (57.58)% (57.36)%
Russell 3000 Value  (22.92)% (22.79)% (22.79)%  (6.24)%  (6.20)%  (6.04)% (15.89)% (15.80)% (15.37)%
----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

                       iShares Russell 2000 Index Funds
                           Performance as of 3/31/03

                                Average Annual Total Returns               Cumulative Total Returns
                    ----------------------------------------------------- --------------------------
                        Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
                    -------------------------- -------------------------- --------------------------
iShares Index Fund    NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Russell 2000        (26.99)% (27.01)% (26.96)%  (7.64)%  (7.74)%  (7.33)% (20.33)% (20.57)% (19.56)%
Russell 2000 Growth (31.65)% (31.76)% (31.63)% (24.04)% (24.08)% (23.87)% (52.24)% (52.31)% (51.86)%
Russell 2000 Value  (23.35)% (23.24)% (23.27)%    2.75%    2.71%    3.09%    7.56%    7.45%    8.50%
----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/22/00, 07/24/00 and 07/24/00, respectively) for the NAV and Index returns and from the first day of trading (05/26/00, 07/28/00 and 07/28/00, respectively) for the Market return.

                                                                       i Shares
                       iShares Russell 1000 Index Funds
                           Performance as of 3/31/03

                                Average Annual Total Returns               Cumulative Total Returns
-                   ----------------------------------------------------- --------------------------
                        Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
-                   -------------------------- -------------------------- --------------------------
iShares Index Fund    NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
------------------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Russell 1000        (24.59)% (24.59)% (24.51)% (15.81)% (15.86)% (15.69)% (39.08)% (39.17)% (38.82)%
Russell 1000 Growth (26.87)% (26.84)% (26.76)% (23.71)% (23.75)% (23.54)% (53.89)% (53.96)% (53.59)%
Russell 1000 Value  (22.95)% (22.85)% (22.79)%  (6.99)%  (6.99)%  (6.83)% (18.71)% (18.72)% (18.32)%
----------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (05/15/00, 05/22/00 and 05/22/00, respectively) for the NAV and Index returns and from the first day of trading (05/19/00, 05/26/00 and 05/26/00, respectively) for the Market return.

                      iShares Russell Midcap Index Funds
                           Performance as of 3/31/03

                                  Average Annual Total Returns               Cumulative Total Returns
-                     ----------------------------------------------------- --------------------------
                          Year Ended 3/31/03       Inception to 3/31/03*      Inception to 3/31/03*
-                     -------------------------- -------------------------- --------------------------
 iShares Index Fund     NAV     Market   Index     NAV     Market   Index     NAV     Market   Index
 ------------------   -------- -------- -------- -------- -------- -------- -------- -------- --------
Russell Midcap        (21.50)% (21.45)% (21.50)% (11.67)% (11.65)% (11.66)% (19.09)% (19.05)% (19.00)%
Russell Midcap Growth (26.24)% (26.21)% (26.11)% (18.19)% (18.18)% (18.07)% (29.01)% (28.99)% (28.73)%
Russell Midcap Value  (19.69)% (19.65)% (19.65)%  (8.43)%  (8.41)%  (8.37)% (13.96)% (13.92)% (13.81)%
------------------------------------------------------------------------------------------------------

* Since inception total return periods are calculated from inception date (07/17/01, 07/17/01 and 07/17/01, respectively) for the NAV and Index returns and from the first day of trading (07/20/01, 07/20/01 and 07/20/01, respectively) for the Market return.

iShares Supplemental Information

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the iShares Trust's annual and semiannual reports to shareholders. In the iShares Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

If you have questions about the Funds or iShares or you wish to obtain the SAI, semiannual or annual report free of charge, please:

       Call: 1-800-iShares
             Monday through Friday
             8:00 a.m. to 8:00 p.m. (Eastern time)

      Write: iShares Trust
             c/o SEI Investments Distribution Co.
             1 Freedom Valley Drive
             Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729

                                                                       i Shares
iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

Investors Bank & Trust, Co. serves as administrator, custodian and transfer agent.

iShares are not sponsored, endorsed, sold or promoted by Standard & Poor's or Frank Russell Company, nor do these companies make any representation regarding the advisability of investing in iShares.

INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

(C)2003 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

THE INFORMATION PROVIDED IN THE WRAPPER IS NOT PART OF THE PROSPECTUS.

iShares(R) Industrial strength investment tools from BARCLAYS GLOBAL INVESTORS

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